UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 60.0%
Japan - 19.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	2,977,624	$29,498,557
Series 22
0.10%, 3/10/27		2,202,388	21,839,547

			51,338,104

United States - 40.9%
U.S. Treasury Inflation Index (TIPS)
0.375%, 7/15/25 (a)	U.S.$	85,640	84,060,581
0.375%, 1/15/27		26,636	25,796,151

			109,856,732

Total Inflation-Linked Securities (cost $163,613,338)			161,194,836

	Shares
COMMON STOCKS - 25.5%
Financials - 4.9%
Banks - 2.1%
ABN AMRO Group NV (GDR) (b)		1,125	35,003
Agricultural Bank of China Ltd. - Class H		838,000	460,439
Aozora Bank Ltd.		500	20,403
Australia & New Zealand Banking Group Ltd.		886	19,800
Banco Bilbao Vizcaya Argentaria SA		3,189	26,531
Banco de Sabadell SA		16,035	33,498
Banco Santander SA		3,772	25,855
Bank of America Corp.		1,350	43,335
Bank of China Ltd. - Class H		709,000	381,280
Bank of Communications Co., Ltd. - Class H		451,000	358,547
Bank of East Asia Ltd. (The)		3,800	16,728
Bank of Ireland Group PLC (c)		2,334	21,805
Bank of Kyoto Ltd. (The)		400	22,093
Bank of Montreal		747	56,724
Bank of Nova Scotia (The)		862	53,405
Bank of Queensland Ltd.		2,070	20,152
Bankia SA		6,083	28,926
Bankinter SA		3,395	37,314
Barclays PLC		10,110	29,416
BB&T Corp.		899	48,861
Bendigo & Adelaide Bank Ltd.		1,883	16,452
BNP Paribas SA		331	26,172
BOC Hong Kong Holdings Ltd.		4,000	20,102
CaixaBank SA		4,609	22,378
Canadian Imperial Bank of Commerce/Canada		584	53,339
Chiba Bank Ltd. (The)		3,000	24,624
China CITIC Bank Corp., Ltd. - Class H		530,000	383,254
China Construction Bank Corp. - Class H		465,000	476,770
China Everbright Bank Co., Ltd. - Class H		690,000	353,114
China Minsheng Banking Corp., Ltd. - Class H		354,500	367,206
Chugoku Bank Ltd. (The)		1,200	14,746
CIT Group, Inc.		697	36,976
Citigroup, Inc.		564	42,576
Citizens Financial Group, Inc.		745	32,400
Comerica, Inc.		403	39,180
Commerzbank AG (c)		2,045	31,596

Company	Shares	U.S. $ Value
Commonwealth Bank of Australia	310	$18,246
Concordia Financial Group Ltd.	3,600	20,835
Credit Agricole SA	1,641	28,119
Danske Bank A/S	858	34,436
DBS Group Holdings Ltd.	1,100	23,640
DNB ASA	1,818	35,661
Erste Group Bank AG	821	41,745
Fifth Third Bancorp	1,167	38,569
First Republic Bank/CA	402	37,306
Fukuoka Financial Group, Inc.	4,000	20,382
Hachijuni Bank Ltd. (The)	2,900	17,394
Hang Seng Bank Ltd.	1,100	27,272
Hiroshima Bank Ltd. (The)	2,000	15,513
HSBC Holdings PLC	5,317	52,289
Huntington Bancshares, Inc./OH	2,387	37,476
ING Groep NV	1,574	27,620
Intesa Sanpaolo SpA	7,713	28,938
Intesa Sanpaolo SpA - RSP	10,090	40,040
Japan Post Bank Co., Ltd.	1,400	19,090
JPMorgan Chase & Co.	448	51,744
KBC Group NV	411	38,512
KeyCorp	1,685	35,604
Kyushu Financial Group, Inc.	2,700	14,988
Lloyds Banking Group PLC	36,308	34,305
M&T Bank Corp.	381	72,329
Mebuki Financial Group, Inc.	4,400	17,638
Mitsubishi UFJ Financial Group, Inc.	2,500	17,609
Mizuho Financial Group, Inc.	9,000	16,619
National Australia Bank Ltd.	869	20,200
National Bank of Canada	1,132	54,924
Nordea Bank AB	3,090	35,064
Oversea-Chinese Banking Corp., Ltd.	2,279	22,301
People’s United Financial, Inc.	2,269	43,429
PNC Financial Services Group, Inc. (The)	291	45,879
Raiffeisen Bank International AG (c)	1,044	40,449
Regions Financial Corp.	1,804	35,016
Resona Holdings, Inc.	2,200	12,463
Royal Bank of Canada	718	56,564
Royal Bank of Scotland Group PLC (c)	6,922	25,370
Seven Bank Ltd.	4,800	16,476
Shinsei Bank Ltd.	1,000	15,704
Shizuoka Bank Ltd. (The)	2,000	20,110
Signature Bank/New York NY (c)	215	31,431
Skandinaviska Enskilda Banken AB - Class A	3,315	38,906
Societe Generale SA	422	23,978
Standard Chartered PLC (c)	2,940	32,596
Sumitomo Mitsui Financial Group, Inc.	500	21,611
Sumitomo Mitsui Trust Holdings, Inc.	400	16,063
SunTrust Banks, Inc.	583	40,717
Suruga Bank Ltd.	800	13,066
Svenska Handelsbanken AB - Class A	2,923	39,992
Swedbank AB - Class A	1,696	42,570
Toronto-Dominion Bank (The)	1,045	60,263
UniCredit SpA (c)	1,079	22,756
United Overseas Bank Ltd.	1,000	20,947
US Bancorp	800	43,488
Wells Fargo & Co.	690	40,303
Westpac Banking Corp.	832	19,717
Yamaguchi Financial Group, Inc.	2,000	24,142

		5,521,414

Company	Shares	U.S. $ Value
Capital Markets - 1.0%
3i Group PLC	4,463	$57,408
Affiliated Managers Group, Inc.	225	42,606
Ameriprise Financial, Inc.	250	39,110
ASX Ltd.	592	26,635
Bank of New York Mellon Corp. (The)	853	48,647
BlackRock, Inc. - Class A	109	59,888
Brookfield Asset Management, Inc. - Class A	1,245	48,269
Charles Schwab Corp. (The)	729	38,652
CI Financial Corp.	2,261	50,287
CITIC Securities Co., Ltd. - Class H	161,000	360,192
CME Group, Inc. - Class A	377	62,642
Credit Suisse Group AG (REG) (c)	1,310	24,107
Daiwa Securities Group, Inc.	2,000	13,296
Deutsche Bank AG (REG)	1,113	17,742
Deutsche Boerse AG	355	47,205
E*TRADE Financial Corp. (c)	742	38,755
Eaton Vance Corp.	655	34,669
Franklin Resources, Inc.	837	32,367
Goldman Sachs Group, Inc. (The)	162	42,595
Haitong Securities Co., Ltd. - Class H	198,800	282,294
Hargreaves Lansdown PLC	1,868	44,185
Hong Kong Exchanges & Clearing Ltd.	900	32,240
IGM Financial, Inc.	1,289	39,367
Intercontinental Exchange, Inc.	727	53,129
Invesco Ltd.	1,109	36,087
Investec PLC	4,737	41,089
Japan Exchange Group, Inc.	1,100	18,921
Julius Baer Group Ltd. (c)	634	41,180
London Stock Exchange Group PLC	1,249	68,959
Macquarie Group Ltd.	261	20,795
Moody’s Corp.	325	54,236
Morgan Stanley	735	41,175
MSCI, Inc. - Class A	361	51,089
Nasdaq, Inc.	753	60,805
Natixis SA	3,393	29,065
Nomura Holdings, Inc.	2,100	12,783
Northern Trust Corp.	412	43,618
Partners Group Holding AG	68	49,285
Raymond James Financial, Inc.	418	38,753
S&P Global, Inc.	311	59,650
SBI Holdings, Inc./Japan	1,300	29,707
Schroders PLC	944	44,513
SEI Investments Co.	695	50,617
Singapore Exchange Ltd.	3,300	18,699
St James’s Place PLC	2,130	33,668
State Street Corp.	421	44,689
T. Rowe Price Group, Inc.	627	70,161
TD Ameritrade Holding Corp.	771	44,332
Thomson Reuters Corp.	1,197	47,164
UBS Group AG (c)	1,814	34,375

		2,621,702

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd. (c)	4,000	$18,018
AEON Financial Service Co., Ltd.	800	18,591
Ally Financial, Inc.	1,228	34,261
American Express Co.	516	50,315
Capital One Financial Corp.	376	36,822
Credit Saison Co., Ltd.	900	15,449
Discover Financial Services	568	44,775
Navient Corp.	1,339	17,353
Provident Financial PLC	801	10,762
Synchrony Financial	1,033	37,591

		283,937

Diversified Financial Services - 0.3%
AMP Ltd.	3,999	16,314
Berkshire Hathaway, Inc. - Class B (c)	231	47,863
Challenger Ltd./Australia	1,797	17,501
Element Fleet Management Corp.	3,194	12,122
Eurazeo SA	577	55,069
EXOR NV	480	34,831
First Pacific Co., Ltd./Hong Kong	22,000	13,653
Groupe Bruxelles Lambert SA	600	68,504
IHS Markit Ltd. (c)	1,109	52,178
Industrivarden AB - Class C	1,828	43,607
Investor AB - Class B	902	40,516
Kinnevik AB	1,368	49,928
L E Lundbergforetagen AB - Class B	428	31,935
Leucadia National Corp.	1,464	35,121
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	22,150
Onex Corp.	648	47,550
ORIX Corp.	1,000	17,705
Pargesa Holding SA	691	61,001
Standard Life Aberdeen PLC	13,478	68,082
Voya Financial, Inc.	775	39,540
Wendel SA	294	50,954

		826,124

Insurance - 1.4%
Admiral Group PLC	1,243	31,489
Aegon NV	4,545	31,554
Aflac, Inc.	694	61,683
Ageas	832	43,564
AIA Group Ltd.	2,400	19,917
Alleghany Corp. (c)	66	40,006
Allianz SE (REG)	222	51,569
Allstate Corp. (The)	643	59,323
American International Group, Inc.	720	41,285
Aon PLC	435	61,039
Arch Capital Group Ltd. (c)	593	52,326
Arthur J Gallagher & Co.	958	66,207
Assicurazioni Generali SpA	1,915	35,825
Assurant, Inc.	420	35,897
Aviva PLC	5,185	35,918
Axis Capital Holdings Ltd.	710	35,031
Baloise Holding AG (REG)	288	45,309
Brighthouse Financial, Inc. (c)	60	3,256
China Life Insurance Co., Ltd. - Class H	88,000	258,489
Chubb Ltd.	371	52,652
Cincinnati Financial Corp.	705	52,586
CNP Assurances	1,623	39,331

Company	Shares	U.S. $ Value
Dai-ichi Life Holdings, Inc.	1,000	$19,581
Direct Line Insurance Group PLC	8,791	46,233
Everest Re Group Ltd.	214	51,411
Fairfax Financial Holdings Ltd.	85	41,544
FNF Group	1,183	47,237
Gjensidige Forsikring ASA	2,409	43,956
Great-West Lifeco, Inc.	2,017	53,223
Hannover Rueck SE (REG)	383	52,095
Hartford Financial Services Group, Inc. (The)	878	46,402
Industrial Alliance Insurance & Financial Services, Inc.	1,008	42,725
Insurance Australia Group Ltd.	3,856	24,366
Intact Financial Corp.	960	74,252
Japan Post Holdings Co., Ltd.	1,600	19,280
Legal & General Group PLC	13,473	48,536
Lincoln National Corp.	446	33,972
Loews Corp.	1,014	50,021
Manulife Financial Corp.	2,171	41,315
Mapfre SA	8,898	29,857
Markel Corp. (c)	39	43,368
Marsh & McLennan Cos., Inc.	753	62,514
Medibank Pvt Ltd.	7,758	18,987
MetLife, Inc.	661	30,532
MS&AD Insurance Group Holdings, Inc.	400	12,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	47,405
New China Life Insurance Co., Ltd. - Class H	74,000	439,183
NN Group NV	985	43,912
Old Mutual PLC	9,763	34,101
Poste Italiane SpA (b)	5,111	43,882
Power Corp. of Canada	1,760	41,709
Power Financial Corp.	1,872	48,872
Principal Financial Group, Inc.	589	36,712
Progressive Corp. (The)	1,147	66,044
Prudential Financial, Inc.	336	35,724
Prudential PLC	1,555	38,964
QBE Insurance Group Ltd.	1,386	10,886
Reinsurance Group of America, Inc. - Class A	376	57,825
RenaissanceRe Holdings Ltd.	388	49,773
RSA Insurance Group PLC	5,407	46,893
Sampo Oyj - Class A	886	50,143
SCOR SE	791	33,536
Sompo Holdings, Inc.	400	15,298
Sony Financial Holdings, Inc.	1,072	19,762
Sun Life Financial, Inc.	1,344	55,365
Suncorp Group Ltd.	1,549	16,171
Swiss Life Holding AG (c)	132	47,668
Swiss Re AG	469	47,718
T&D Holdings, Inc.	1,250	20,497
Tokio Marine Holdings, Inc.	400	18,325
Torchmark Corp.	598	51,051
Travelers Cos., Inc. (The)	464	64,496
Trisura Group Ltd. (c)	7	138
Tryg A/S	1,864	44,211
UnipolSai Assicurazioni SpA	12,165	29,176
Unum Group	830	42,297
Willis Towers Watson PLC	352	55,581
WR Berkley Corp.	735	50,259
XL Group Ltd.	1,187	50,222
Zurich Insurance Group AG	154	50,634

		3,892,440

Company	Shares	U.S. $ Value
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	2,408	$43,199
Annaly Capital Management, Inc.	3,658	36,690

		79,889

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,312	45,109

		13,270,615

Information Technology - 3.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,148	96,188
F5 Networks, Inc. (c)	462	68,616
Juniper Networks, Inc.	2,077	53,296
Motorola Solutions, Inc.	840	89,166
Nokia Oyj	5,115	29,816
Palo Alto Networks, Inc. (c)	297	51,491
Telefonaktiebolaget LM Ericsson - Class B	4,594	30,732

		419,305

Electronic Equipment, Instruments & Components - 0.4%
Alps Electric Co., Ltd.	500	13,630
Amphenol Corp. - Class A	1,084	99,067
Arrow Electronics, Inc. (c)	775	63,224
Avnet, Inc.	1,566	66,868
CDW Corp./DE	1,016	74,097
Corning, Inc.	2,176	63,278
Flex Ltd. (c)	3,294	59,621
FLIR Systems, Inc.	1,824	89,558
Hamamatsu Photonics KK	600	23,860
Hexagon AB - Class B	836	48,875
Hirose Electric Co., Ltd.	100	14,862
Hitachi High-Technologies Corp.	500	24,264
Hitachi Ltd.	4,000	30,248
Ingenico Group SA	325	28,197
Keyence Corp.	100	60,560
Kyocera Corp.	400	23,592
Murata Manufacturing Co., Ltd.	100	13,928
Nippon Electric Glass Co., Ltd.	400	12,083
Omron Corp.	500	29,426
Shimadzu Corp.	1,100	28,177
TDK Corp.	300	27,148
TE Connectivity Ltd.	878	90,513
Trimble, Inc. (c)	1,320	50,068
Yaskawa Electric Corp.	1,000	45,997
Yokogawa Electric Corp.	1,200	24,191

		1,105,332

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (c)	806	54,373
Alphabet, Inc. - Class A (c)	78	86,106
Alphabet, Inc. - Class C (c)	76	83,960
Cars.com, Inc. (c)(d)	283	7,751

Company	Shares	U.S. $ Value
CoStar Group, Inc. (c)	287	$98,191
DeNA Co., Ltd.	600	10,924
eBay, Inc. (c)	1,712	73,376
Facebook, Inc. - Class A (c)	387	69,010
Kakaku.com, Inc.	1,400	23,675
MercadoLibre, Inc.	134	51,988
Mixi, Inc.	300	12,101
REA Group Ltd.	310	18,460
Twitter, Inc. (c)	1,866	59,451
United Internet AG	623	42,232
VeriSign, Inc. (c)(d)	824	95,601
Yahoo Japan Corp.	4,600	21,230
Zillow Group, Inc. - Class C (c)(d)	848	40,424

		848,853

IT Services - 0.8%
Accenture PLC - Class A	613	98,699
Alliance Data Systems Corp.	215	51,806
Amadeus IT Group SA - Class A	787	57,778
Atos SE	247	32,493
Automatic Data Processing, Inc.	831	95,831
Black Knight, Inc. (c)	362	17,249
Broadridge Financial Solutions, Inc.	1,174	117,846
Capgemini SE	360	44,872
CGI Group, Inc. - Class A (c)	1,595	93,224
Cognizant Technology Solutions Corp. - Class A	1,099	90,140
Computershare Ltd.	1,857	25,516
DXC Technology Co.	635	65,113
Fidelity National Information Services, Inc.	969	94,167
First Data Corp. - Class A (c)	3,401	53,124
Fiserv, Inc. (c)	669	95,928
FleetCor Technologies, Inc. (c)	249	49,783
Fujitsu Ltd.	2,000	11,935
Gartner, Inc. (c)	575	65,211
Global Payments, Inc.	567	64,292
International Business Machines Corp.	502	78,227
Mastercard, Inc. - Class A	649	114,068
Nomura Research Institute Ltd.	700	31,351
NTT Data Corp.	2,000	20,671
Obic Co., Ltd.	300	24,895
Otsuka Corp.	300	27,809
Paychex, Inc.	1,472	95,871
PayPal Holdings, Inc. (c)	1,263	100,295
Sabre Corp.	2,420	55,587
Total System Services, Inc.	1,066	93,755
Visa, Inc. - Class A	718	88,271
Western Union Co. (The) - Class W	3,117	61,779
Worldpay, Inc. - Class A (c)	1,056	85,832

		2,103,418

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (c)(d)	2,015	24,402
Analog Devices, Inc.	607	54,721
Applied Materials, Inc.	967	55,690
ASM Pacific Technology Ltd.	1,400	19,913
ASML Holding NV	269	52,461

Company	Shares	U.S. $ Value
Broadcom Ltd.	205	$50,524
Infineon Technologies AG	1,599	43,273
Intel Corp.	1,884	92,862
KLA-Tencor Corp.	609	69,006
Lam Research Corp.	384	73,674
Marvell Technology Group Ltd.	2,554	59,994
Maxim Integrated Products, Inc.	1,384	84,341
Microchip Technology, Inc.	789	70,166
Micron Technology, Inc. (c)	1,172	57,205
NVIDIA Corp.	256	61,952
NXP Semiconductors NV (c)	516	64,325
Qorvo, Inc. (c)	444	35,835
QUALCOMM, Inc.	984	63,960
Rohm Co., Ltd.	200	21,007
Skyworks Solutions, Inc.	431	47,087
STMicroelectronics NV	1,365	31,043
Texas Instruments, Inc.	847	91,772
Tokyo Electron Ltd.	100	19,540
Xilinx, Inc.	811	57,784

		1,302,537

Software - 0.8%
Activision Blizzard, Inc.	841	61,502
Adobe Systems, Inc. (c)	449	93,899
ANSYS, Inc. (c)	635	101,562
Autodesk, Inc. (c)	395	46,401
BlackBerry Ltd. (c)	2,745	33,307
CA, Inc.	2,135	74,938
Cadence Design Systems, Inc. (c)	1,796	69,631
CDK Global, Inc.	1,015	69,710
Citrix Systems, Inc. (c)	604	55,568
Constellation Software, Inc./Canada	106	68,612
Dassault Systemes SE	646	83,342
Dell Technologies, Inc. - Class V (c)	758	56,312
Electronic Arts, Inc. (c)	495	61,232
Fortinet, Inc. (c)	1,023	51,631
Gemalto NV	365	21,980
Intuit, Inc.	570	95,110
Konami Holdings Corp.	400	21,066
LINE Corp. (c)	600	24,225
Micro Focus International PLC (Sponsored ADR)	417	11,701
Microsoft Corp.	995	93,301
Mobileye NV (c)(d)	315	19,773
Nexon Co., Ltd. (c)	1,100	39,636
Nintendo Co., Ltd.	100	45,586
Nuance Communications, Inc. (c)	2,749	44,149
Open Text Corp.	1,658	58,208
Oracle Corp.	1,536	77,829
Oracle Corp. Japan	400	30,902
Red Hat, Inc. (c)	568	83,723
Sage Group PLC (The)	5,404	51,241
salesforce.com, Inc. (c)	534	62,078
SAP SE	466	48,631
ServiceNow, Inc. (c)	428	68,912
Splunk, Inc. (c)	575	53,590

Company	Shares	U.S. $ Value
Symantec Corp.	1,835	$48,242
Synopsys, Inc. (c)	974	82,469
Trend Micro, Inc./Japan	400	22,561
VMware, Inc. - Class A (c)(d)	527	69,432
Workday, Inc. - Class A (c)	384	48,641

		2,150,633

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	407	72,495
Brother Industries Ltd.	900	22,383
Canon, Inc.	900	34,298
FUJIFILM Holdings Corp.	600	25,003
Hewlett Packard Enterprise Co.	3,043	56,569
HP, Inc.	2,579	60,323
Konica Minolta, Inc.	2,400	22,039
NEC Corp.	700	21,241
NetApp, Inc.	1,082	65,515
Ricoh Co., Ltd.	2,300	24,689
Seagate Technology PLC	978	52,225
Seiko Epson Corp.	900	17,175
Western Digital Corp.	465	40,474
Xerox Corp.	1,717	52,059

		566,488

		8,496,566

Industrials - 2.7%
Aerospace & Defense - 0.4%
Airbus SE	181	21,665
Arconic, Inc.	824	20,097
BAE Systems PLC	2,639	20,946
Boeing Co. (The)	219	79,324
Bombardier, Inc. - Class B (c)	7,317	23,151
CAE, Inc.	2,809	51,793
Cobham PLC (c)	9,287	14,417
Dassault Aviation SA	11	19,067
General Dynamics Corp.	241	53,610
Harris Corp.	675	105,401
Huntington Ingalls Industries, Inc.	180	47,162
L3 Technologies, Inc.	265	55,001
Leonardo SpA	684	7,322
Lockheed Martin Corp.	198	69,783
Meggitt PLC	2,664	16,511
Northrop Grumman Corp.	198	69,308
Raytheon Co.	297	64,600
Rockwell Collins, Inc.	452	62,249
Rolls-Royce Holdings PLC (c)	1,271	14,620
Safran SA	174	19,199
Singapore Technologies Engineering Ltd.	4,200	10,762
Textron, Inc.	720	43,092
Thales SA	192	21,340
TransDigm Group, Inc.	93	26,813
United Technologies Corp.	418	56,321
Zodiac Aerospace (c)	368	11,211

		1,004,765

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.1%
Bollore SA	3,319	$18,758
CH Robinson Worldwide, Inc.	534	49,854
Deutsche Post AG (REG)	500	22,811
Expeditors International of Washington, Inc.	744	48,330
FedEx Corp.	189	46,571
Kuehne & Nagel International AG (REG)	139	22,680
Royal Mail PLC	3,581	27,583
United Parcel Service, Inc. - Class B	471	49,177
Yamato Holdings Co., Ltd.	400	9,958

		295,722

Airlines - 0.1%
American Airlines Group, Inc.	507	27,505
ANA Holdings, Inc.	400	16,020
Cathay Pacific Airways Ltd. (c)	8,000	13,496
Delta Air Lines, Inc.	566	30,507
Deutsche Lufthansa AG (REG)	656	21,904
easyJet PLC	784	18,001
International Consolidated Airlines Group SA	1,885	15,862
Japan Airlines Co., Ltd.	400	15,245
Qantas Airways Ltd.	2,474	11,261
Singapore Airlines Ltd.	1,500	12,499
Southwest Airlines Co.	528	30,540
United Continental Holdings, Inc. (c)	315	21,354

		234,194

Building Products - 0.1%
AO Smith Corp.	711	45,639
Asahi Glass Co., Ltd.	200	8,260
Assa Abloy AB - Class B	848	18,939
Cie de Saint-Gobain	254	14,376
Daikin Industries Ltd.	100	11,749
Fortune Brands Home & Security, Inc.	681	41,309
Geberit AG (REG)	50	22,573
Johnson Controls International PLC	1,024	37,755
LIXIL Group Corp.	400	9,755
Masco Corp.	1,061	43,628
TOTO Ltd.	300	15,767

		269,750

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	1,434	12,802
Brambles Ltd.	1,685	12,457
Cintas Corp.	386	65,875
Dai Nippon Printing Co., Ltd.	500	10,446
Edenred	463	16,245
G4S PLC	3,969	14,272
ISS A/S	413	14,963
Park24 Co., Ltd.	400	9,615
Republic Services, Inc. - Class A	966	64,896
Secom Co., Ltd.	200	14,304
Securitas AB - Class B	1,405	24,139
Societe BIC SA	160	16,816
Sohgo Security Services Co., Ltd.	200	9,404
Stericycle, Inc. (c)	372	23,313
Toppan Printing Co., Ltd.	1,000	8,543
Waste Connections, Inc.	891	63,065
Waste Management, Inc.	916	79,069

		460,224

Company	Shares	U.S. $ Value
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	441	$15,115
Boskalis Westminster	549	20,662
Bouygues SA	319	16,138
China Communications Construction Co., Ltd. - Class H	248,000	275,721
China Railway Construction Corp., Ltd. - Class H	224,500	240,253
China Railway Group Ltd. - Class H	360,000	260,157
CIMIC Group Ltd.	319	11,506
Eiffage SA	192	20,784
Ferrovial SA	951	20,522
Fluor Corp.	716	40,740
HOCHTIEF AG	79	13,270
Jacobs Engineering Group, Inc.	615	37,552
JGC Corp.	700	15,981
Kajima Corp.	2,000	19,042
Obayashi Corp.	1,000	11,285
Orascom Construction Ltd. (c)	173	1,315
Shimizu Corp.	1,000	9,276
Skanska AB - Class B	763	15,174
SNC-Lavalin Group, Inc.	1,097	47,592
Taisei Corp.	400	20,273
Vinci SA	175	17,280

		1,129,638

Electrical Equipment - 0.1%
ABB Ltd. (REG)	788	19,069
Acuity Brands, Inc.	140	19,961
AMETEK, Inc.	672	50,897
Eaton Corp. PLC	547	44,143
Emerson Electric Co.	688	48,889
Fuji Electric Co., Ltd.	2,000	15,135
Legrand SA	296	23,206
Mabuchi Motor Co., Ltd.	200	10,219
Mitsubishi Electric Corp.	700	11,807
Nidec Corp.	100	15,969
OSRAM Licht AG	209	16,502
Prysmian SpA	537	16,863
Rockwell Automation, Inc.	235	42,488
Schneider Electric SE (Paris) (c)	198	17,161
Sensata Technologies Holding NV (c)	858	45,354
Vestas Wind Systems A/S	152	10,985

		408,648

Industrial Conglomerates - 0.1%
3M Co.	284	66,885
CK Hutchison Holdings Ltd.	1,184	14,798
DCC PLC	173	15,745
General Electric Co.	1,596	22,520
Honeywell International, Inc.	378	57,120
Jardine Matheson Holdings Ltd.	200	13,030
Jardine Strategic Holdings Ltd.	300	11,949
Keihan Holdings Co., Ltd.	400	12,493
Keppel Corp., Ltd.	2,400	14,371
NWS Holdings Ltd.	5,257	9,875
Roper Technologies, Inc.	184	50,616
Seibu Holdings, Inc.	600	10,198
Sembcorp Industries Ltd.	4,900	11,719

Company	Shares	U.S. $ Value
Siemens AG (REG)	118	$15,463
Smiths Group PLC	1,381	30,155
Toshiba Corp. (c)	2,000	5,933

		362,870

Machinery - 0.5%
AGCO Corp.	496	33,034
Alfa Laval AB	849	20,394
Alstom SA	518	21,805
Amada Holdings Co., Ltd.	900	11,984
ANDRITZ AG	354	20,538
Atlas Copco AB - Class A	436	18,546
Atlas Copco AB - Class B	520	19,659
Caterpillar, Inc.	323	49,945
CNH Industrial NV	1,193	16,054
Cummins, Inc.	221	37,166
Deere & Co.	289	46,491
Dover Corp.	428	42,843
FANUC Corp.	100	25,269
Flowserve Corp.	599	25,368
Fortive Corp.	674	51,763
GEA Group AG	378	17,868
Hino Motors Ltd.	900	11,811
Hitachi Construction Machinery Co., Ltd.	400	16,946
Hoshizaki Corp.	100	9,012
IHI Corp.	200	6,772
Illinois Tool Works, Inc.	349	56,342
IMI PLC	1,187	19,925
Ingersoll-Rand PLC	469	41,647
JTEKT Corp.	700	10,763
Kawasaki Heavy Industries Ltd.	300	10,871
Komatsu Ltd.	400	14,504
Kone Oyj - Class B	326	16,882
Kubota Corp.	700	12,667
Kurita Water Industries Ltd.	400	12,226
Makita Corp.	300	14,192
MAN SE	62	7,070
Metso Oyj	392	12,520
Middleby Corp. (The) (c)	251	30,183
MINEBEA MITSUMI, Inc.	500	11,309
Mitsubishi Heavy Industries Ltd.	300	12,209
Nabtesco Corp.	400	17,173
NGK Insulators Ltd.	600	11,127
NSK Ltd.	600	8,901
PACCAR, Inc.	502	35,938
Parker-Hannifin Corp.	211	37,657
Pentair PLC	481	33,040
Sandvik AB	907	16,791
Schindler Holding AG	78	18,225
Schindler Holding AG (REG)	81	18,285
SKF AB - Class B	706	14,756
Snap-on, Inc.	233	37,098
Stanley Black & Decker, Inc.	329	52,373
Sumitomo Heavy Industries Ltd.	400	15,582
THK Co., Ltd.	400	17,264
Volvo AB - Class B	910	17,110
WABCO Holdings, Inc. (c)	273	37,666
Wabtec Corp./DE (d)	449	36,522
Wartsila Oyj Abp	244	17,167

Company	Shares	U.S. $ Value
Weir Group PLC (The)	503	$14,035
Xylem, Inc./NY	796	59,366
Yangzijiang Shipbuilding Holdings Ltd.	12,600	14,219
Zardoya Otis SA	1,731	18,231

		1,335,104

Marine - 0.0%
AP Moller - Maersk A/S - Class A	10	15,603
AP Moller - Maersk A/S - Class B	9	14,619
Mitsui OSK Lines Ltd.	300	9,348
Nippon Yusen KK (c)	500	10,803

		50,373

Professional Services - 0.2%
Adecco Group AG (REG)	233	18,717
Bureau Veritas SA	963	25,232
Capita PLC	1,612	3,890
Dun & Bradstreet Corp. (The)	311	38,887
Equifax, Inc.	383	43,279
Experian PLC	1,125	24,017
Intertek Group PLC	254	17,128
ManpowerGroup, Inc.	340	40,276
Nielsen Holdings PLC	827	26,985
Randstad Holding NV	258	18,384
Recruit Holdings Co., Ltd.	600	14,510
RELX NV	1,139	23,364
RELX PLC	1,122	23,005
Robert Half International, Inc.	701	40,006
SEEK Ltd.	867	13,540
SGS SA (REG)	10	25,379
Verisk Analytics, Inc. - Class A (c)	637	65,095
Wolters Kluwer NV	490	24,820

		486,514

Road & Rail - 0.2%
AMERCO	94	32,336
Aurizon Holdings Ltd.	2,894	10,184
Canadian National Railway Co. (Toronto)	661	51,141
Canadian Pacific Railway Ltd.	280	50,078
Central Japan Railway Co.	84	15,602
ComfortDelGro Corp., Ltd.	6,300	9,606
CSX Corp.	526	28,257
DSV A/S	295	23,106
East Japan Railway Co.	200	18,762
Hankyu Hanshin Holdings, Inc.	300	11,177
JB Hunt Transport Services, Inc.	438	51,934
Kansas City Southern	333	34,312
Keikyu Corp.	500	8,924
Keio Corp.	200	8,733
Keisei Electric Railway Co., Ltd.	400	13,037
Kintetsu Group Holdings Co., Ltd.	300	11,510
MTR Corp., Ltd.	3,000	15,833
Nagoya Railroad Co., Ltd.	400	10,201
Nippon Express Co., Ltd.	200	13,372
Norfolk Southern Corp.	311	43,254
Odakyu Electric Railway Co., Ltd.	600	12,183
Tobu Railway Co., Ltd.	400	12,317
Tokyu Corp.	1,000	15,944
Union Pacific Corp.	324	42,201
West Japan Railway Co.	218	15,115

		559,119

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (c)	317	$15,726
Ashtead Group PLC	560	16,141
Brenntag AG	322	20,073
Bunzl PLC	677	18,171
Fastenal Co.	755	41,314
Ferguson PLC	313	22,058
Finning International, Inc.	1,846	49,171
ITOCHU Corp.	1,000	19,223
Marubeni Corp.	2,200	16,762
MISUMI Group, Inc.	500	14,374
Mitsubishi Corp.	600	16,809
Mitsui & Co., Ltd.	1,100	19,936
Rexel SA	970	17,036
Sumitomo Corp.	1,000	17,542
Toyota Tsusho Corp.	400	14,810
Travis Perkins PLC	782	13,834
United Rentals, Inc. (c)	195	34,143
WW Grainger, Inc.	196	51,264

		418,387

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,446	34,506
Aena SME SA (b)	131	26,605
Aeroports de Paris	132	26,691
Atlantia SpA	613	18,831
Auckland International Airport Ltd.	2,334	10,832
Fraport AG Frankfurt Airport Services Worldwide	264	26,939
Getlink SE (REG)	1,705	21,930
Hutchison Port Holdings Trust - Class U	27,300	9,899
Japan Airport Terminal Co., Ltd.	300	11,306
Kamigumi Co., Ltd.	500	10,928
Macquarie Infrastructure Corp.	570	23,085
Mitsubishi Logistics Corp.	500	11,714
SATS Ltd.	2,900	11,342
Sydney Airport	2,782	14,134
Transurban Group	1,694	15,097

		273,839

		7,289,147

Consumer Discretionary - 2.5%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	17,459
Aptiv PLC	302	27,582
Autoliv, Inc. (d)	287	41,167
BorgWarner, Inc.	633	31,068
Bridgestone Corp.	500	22,195
Cie Generale des Etablissements Michelin SCA - Class B	199	30,587
Continental AG	107	29,237
Delphi Technologies PLC	100	4,775
Denso Corp.	400	23,347
GKN PLC	5,805	34,954
Goodyear Tire & Rubber Co. (The)	816	23,615

Company	Shares	U.S. $ Value
Koito Manufacturing Co., Ltd.	300	$20,700
Lear Corp.	199	37,127
Linamar Corp.	630	34,495
Magna International, Inc. (Toronto) - Class A	729	40,109
NGK Spark Plug Co., Ltd.	700	17,682
NOK Corp.	700	14,919
Nokian Renkaat Oyj	578	26,494
Schaeffler AG (Preference Shares)	1,288	20,863
Stanley Electric Co., Ltd.	500	19,492
Sumitomo Electric Industries Ltd.	900	14,197
Sumitomo Rubber Industries Ltd.	800	15,249
Toyoda Gosei Co., Ltd.	600	14,527
Toyota Industries Corp.	300	18,803
Valeo SA	282	18,236
Yokohama Rubber Co., Ltd. (The)	700	17,191

		616,070

Automobiles - 0.2%
Bayerische Motoren Werke AG	252	26,476
Bayerische Motoren Werke AG (Preference Shares)	288	26,007
Daimler AG (REG)	349	29,800
Ferrari NV	303	37,548
Fiat Chrysler Automobiles NV (c)	1,290	27,229
Ford Motor Co.	2,754	29,220
General Motors Co.	869	34,195
Harley-Davidson, Inc. (d)	457	20,739
Honda Motor Co., Ltd.	700	25,314
Isuzu Motors Ltd.	1,200	18,774
Mazda Motor Corp.	1,000	13,856
Mitsubishi Motors Corp.	2,200	17,271
Nissan Motor Co., Ltd.	2,100	22,010
Peugeot SA	996	22,474
Porsche Automobil Holding SE (Preference Shares)	377	31,404
Renault SA	203	22,019
Subaru Corp.	400	14,029
Suzuki Motor Corp.	300	17,114
Tesla, Inc. (c)	54	18,525
Toyota Motor Corp.	300	20,215
Volkswagen AG	151	29,996
Volkswagen AG (Preference Shares)	138	26,846
Yamaha Motor Co., Ltd.	600	18,974

		550,035

Distributors - 0.0%
Genuine Parts Co.	435	39,951
Jardine Cycle & Carriage Ltd.	400	11,147
LKQ Corp. (c)	877	34,624

		85,722

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	14,318
H&R Block, Inc.	830	21,024

		35,342

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.4%
Accor SA	515	$29,683
Aramark	1,174	48,968
Aristocrat Leisure Ltd.	960	18,250
Carnival Corp.	557	37,269
Carnival PLC	409	26,919
Chipotle Mexican Grill, Inc. - Class A (c)	57	18,149
Compass Group PLC	1,758	37,349
Crown Resorts Ltd.	1,793	18,665
Darden Restaurants, Inc.	368	33,926
Domino’s Pizza Enterprises Ltd.	317	9,698
Domino’s Pizza, Inc.	151	33,584
Flight Centre Travel Group Ltd.	539	24,109
Galaxy Entertainment Group Ltd.	3,000	26,027
Genting Singapore PLC	17,400	15,117
Hilton Worldwide Holdings, Inc.	532	42,980
InterContinental Hotels Group PLC	495	31,895
Las Vegas Sands Corp.	477	34,730
Marriott International, Inc./MD - Class A	350	49,423
McDonald’s Corp.	324	51,108
McDonald’s Holdings Co. Japan Ltd.	400	17,848
Melco Resorts & Entertainment Ltd. (ADR)	460	12,627
Merlin Entertainments PLC (b)	4,383	20,481
MGM China Holdings Ltd.	6,400	18,751
MGM Resorts International	769	26,323
Norwegian Cruise Line Holdings Ltd. (c)	485	27,596
Oriental Land Co., Ltd./Japan	300	29,151
Paddy Power Betfair PLC	223	26,009
Restaurant Brands International, Inc.	668	39,152
Royal Caribbean Cruises Ltd.	277	35,068
Sands China Ltd.	3,600	20,082
Shangri-La Asia Ltd.	10,000	22,324
SJM Holdings Ltd.	16,000	15,241
Sodexo SA	224	27,506
Starbucks Corp.	666	38,029
Tabcorp Holdings Ltd.	8,286	29,680
TUI AG	1,641	34,684
Whitbread PLC	504	26,862
William Hill PLC	6,112	27,484
Wyndham Worldwide Corp.	277	32,071
Wynn Macau Ltd.	6,800	23,698
Wynn Resorts Ltd.	179	29,982
Yum! Brands, Inc.	630	51,269

		1,219,767

Household Durables - 0.2%
Auto Trader Group PLC (b)	4,579	22,963
Barratt Developments PLC	2,559	18,912
Berkeley Group Holdings PLC	550	29,107
Casio Computer Co., Ltd.	900	13,230
DR Horton, Inc.	836	35,028
Electrolux AB - Class B	748	24,557
Garmin Ltd.	605	35,840
Husqvarna AB - Class B	2,521	26,904
Iida Group Holdings Co., Ltd.	900	16,928
Leggett & Platt, Inc.	679	29,509
Lennar Corp. - Class A	555	31,402
Lennar Corp. - Class B	11	499
Mohawk Industries, Inc. (c)	156	37,421
Newell Brands, Inc.	610	15,671
Nikon Corp.	1,200	24,373

Company	Shares	U.S. $ Value
Panasonic Corp.	1,400	$21,792
Persimmon PLC	763	27,276
PulteGroup, Inc.	1,261	35,396
Rinnai Corp.	200	17,879
SEB SA	162	33,048
Sekisui Chemical Co., Ltd.	800	14,988
Sekisui House Ltd.	1,100	19,183
Sharp Corp./Japan (c)	200	6,947
Sony Corp.	500	25,195
Taylor Wimpey PLC	9,372	23,883
Techtronic Industries Co., Ltd.	3,500	21,959
Toll Brothers, Inc.	690	30,243
Whirlpool Corp.	167	27,126

		667,259

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (c)	29	43,861
Booking Holdings, Inc. (c)	17	34,579
Expedia, Inc.	215	22,612
Liberty Interactive Corp. QVC Group - Class A (c)	1,207	34,846
Netflix, Inc. (c)	129	37,588
Rakuten, Inc.	1,299	11,811
Start Today Co., Ltd.	600	15,498
TripAdvisor, Inc. (c)	426	17,074
Zalando SE (b)(c)	491	27,943

		245,812

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	400	12,917
Hasbro, Inc.	367	35,074
Mattel, Inc. (d)	1,058	16,822
Polaris Industries, Inc. (d)	248	28,269
Sankyo Co., Ltd.	400	14,340
Sega Sammy Holdings, Inc.	1,100	15,958
Shimano, Inc.	100	14,432
Yamaha Corp.	400	17,672

		155,484

Media - 0.5%
Altice NV - Class A (c)	704	6,716
Altice NV - Class B (c)	1,011	9,619
Axel Springer SE	600	54,027
CBS Corp. - Class B	447	23,678
Charter Communications, Inc. - Class A (c)	83	28,380
Comcast Corp. - Class A	824	29,837
Dentsu, Inc.	300	13,778
Discovery Communications, Inc. - Class A (c)(d)	1,012	24,612
Discovery Communications, Inc. - Class C (c)	997	22,911
DISH Network Corp. - Class A (c)	282	11,757
Eutelsat Communications SA	1,132	26,446
Hakuhodo DY Holdings, Inc.	1,100	15,880
I-CABLE Communications Ltd. (c)	2,936	73
Interpublic Group of Cos., Inc. (The)	1,393	32,596
ITV PLC	7,799	17,097
JCDecaux SA	889	34,458

Company	Shares	U.S. $ Value
Lagardere SCA	819	$24,045
Liberty Broadband Corp. (c)	346	30,406
Liberty Global PLC - Class A (c)	813	25,317
Liberty Global PLC - Series C (c)	1,811	54,384
Liberty Latin America Ltd. (c)	937	19,162
Liberty Media Corp.-Liberty SiriusXM - Class A (c)	944	39,601
Liberty Media Corp.-Liberty SiriusXM - Class C (c)	700	29,232
News Corp. - Class A	2,510	40,486
Omnicom Group, Inc.	460	35,066
Pearson PLC	1,740	17,523
ProSiebenSat.1 Media SE	638	25,233
Publicis Groupe SA	351	26,398
RTL Group SA (London) (c)	319	27,937
Schibsted ASA	973	25,609
Schibsted ASA - Class B	1,054	25,605
Scripps Networks Interactive, Inc. - Class A	407	36,573
SES SA	1,380	22,004
Shaw Communications, Inc. - Class B	2,404	46,536
Singapore Press Holdings Ltd.	6,100	11,918
Sirius XM Holdings, Inc. (d)	4,633	29,095
Sky PLC	1,340	24,740
TEGNA, Inc.	850	10,931
Telenet Group Holding NV (c)	522	35,784
Time Warner, Inc.	454	42,204
Toho Co., Ltd./Tokyo	500	16,174
Twenty-First Century Fox, Inc. - Class A	1,016	37,409
Twenty-First Century Fox, Inc. - Class B	1,020	37,148
Viacom, Inc. - Class B	642	21,404
Vivendi SA	1,098	28,234
Walt Disney Co. (The)	397	40,954
WPP PLC	1,472	28,189

		1,267,166

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A	300	40,771
Dollar General Corp.	382	36,133
Dollar Tree, Inc. (c)	304	31,202
Dollarama, Inc.	452	52,608
Don Quijote Holdings Co., Ltd.	400	22,404
Harvey Norman Holdings Ltd.	3,556	10,985
Isetan Mitsukoshi Holdings Ltd.	1,500	17,599
J Front Retailing Co., Ltd.	1,000	18,098
Kohl’s Corp.	485	32,054
Macy’s, Inc.	699	20,558
Marks & Spencer Group PLC	4,897	19,831
Marui Group Co., Ltd.	900	17,239
Next PLC	400	26,676
Nordstrom, Inc.	496	25,450
Ryohin Keikaku Co., Ltd.	100	34,242
Takashimaya Co., Ltd.	2,000	20,280
Target Corp.	562	42,380

		468,510

Specialty Retail - 0.3%
ABC-Mart, Inc.	300	19,017
Advance Auto Parts, Inc.	173	19,765
AutoNation, Inc. (c)	587	29,473

Company	Shares	U.S. $ Value
AutoZone, Inc. (c)	47	$31,242
Bed Bath & Beyond, Inc.	660	14,150
Best Buy Co., Inc.	397	28,759
CarMax, Inc. (c)	276	17,090
CECONOMY AG	963	12,617
Dick’s Sporting Goods, Inc.	553	17,707
Dixons Carphone PLC	4,868	13,091
Dufry AG (REG) (c)	127	18,219
Foot Locker, Inc.	407	18,685
Gap, Inc. (The)	852	26,906
Hennes & Mauritz AB - Class B	936	15,444
Hikari Tsushin, Inc.	100	14,377
Home Depot, Inc. (The)	245	44,656
Industria de Diseno Textil SA	757	22,919
Kingfisher PLC	6,282	30,919
L Brands, Inc.	409	20,176
Lowe’s Cos., Inc.	362	32,431
Nitori Holdings Co., Ltd.	100	16,781
O’Reilly Automotive, Inc. (c)	119	29,059
Ross Stores, Inc.	451	35,219
Shimamura Co., Ltd.	100	11,890
Signet Jewelers Ltd.	287	14,430
Tiffany & Co.	315	31,828
TJX Cos., Inc. (The)	528	43,655
Tractor Supply Co.	570	37,010
Ulta Salon Cosmetics & Fragrance, Inc. (c)	91	18,505
USS Co., Ltd.	700	14,368
Yamada Denki Co., Ltd.	3,500	22,090

		722,478

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	138	30,576
Asics Corp.	900	14,225
Burberry Group PLC	981	20,586
Christian Dior SE	102	37,885
Cie Financiere Richemont SA (REG)	285	24,992
Gildan Activewear, Inc.	1,287	37,330
Hanesbrands, Inc.(d)	1,331	25,821
Hermes International	67	36,032
HUGO BOSS AG	261	23,232
Kering SA	75	35,195
Li & Fung Ltd.	38,000	19,082
Lululemon Athletica, Inc. (c)	362	29,358
Luxottica Group SpA	509	30,526
LVMH Moet Hennessy Louis Vuitton SE	90	26,919
Michael Kors Holdings Ltd. (c)	474	29,829
NIKE, Inc. - Class B	676	45,312
Pandora A/S	240	25,024
PVH Corp.	229	33,040
Ralph Lauren Corp.	379	40,113
Swatch Group AG (The)	56	23,603
Swatch Group AG (The) (REG)	301	24,053
Tapestry, Inc.	597	30,393
Under Armour, Inc. - Class A (c)(d)	1,122	18,603
Under Armour, Inc. - Class C (c)(d)	1,242	18,692

VF Corp.	576	42,952
Yue Yuen Industrial Holdings Ltd.	3,500	14,982

		738,355

		6,772,000

Company	Shares	U.S. $ Value
Health Care - 2.5%
Biotechnology - 0.3%
AbbVie, Inc.	784	$90,811
Alexion Pharmaceuticals, Inc. (c)	232	27,248
Alkermes PLC (c)	331	18,894
Amgen, Inc.	320	58,806
Biogen, Inc. (c)	169	48,839
BioMarin Pharmaceutical, Inc. (c)	341	27,679
Celgene Corp. (c)	350	30,492
CSL Ltd.	450	56,672
Genmab A/S (c)	279	57,004
Gilead Sciences, Inc.	703	55,347
Grifols SA	2,271	62,092
Idorsia Ltd. (c)	213	5,777
Incyte Corp. (c)	189	16,095
Regeneron Pharmaceuticals, Inc. (c)	66	21,149
Seattle Genetics, Inc. (c)	303	16,362
United Therapeutics Corp. (c)	217	25,140
Vertex Pharmaceuticals, Inc. (c)	246	40,843

		659,250

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	1,269	76,559
Align Technology, Inc. (c)	301	79,019
Arjo AB - Class B (c)	2,759	8,722
Baxter International, Inc.	1,040	70,502
Becton Dickinson and Co.	362	80,371
Boston Scientific Corp. (c)	1,769	48,223
Cochlear Ltd.	378	53,649
Coloplast A/S - Class B	742	62,706
Cooper Cos., Inc. (The)	246	56,708
CYBERDYNE, Inc. (c)	3,000	44,631
Danaher Corp.	776	75,877
DENTSPLY SIRONA, Inc.	989	55,443
DexCom, Inc. (c)	430	24,140
Edwards Lifesciences Corp. (c)	320	42,774
Essilor International Cie Generale d’Optique SA	493	64,567
Getinge AB - Class B	2,759	34,735
Hologic, Inc. (c)	1,129	43,839
Hoya Corp.	800	42,060
IDEXX Laboratories, Inc. (c)	330	61,786
Intuitive Surgical, Inc. (c)	183	78,040
Koninklijke Philips NV	479	18,255
Medtronic PLC	683	54,565
Olympus Corp.	900	35,995
ResMed, Inc.	778	74,120
Smith & Nephew PLC	4,175	72,891
Sonova Holding AG (REG)	433	67,680
Stryker Corp.	486	78,810
Sysmex Corp.	700	57,860

Company	Shares	U.S. $ Value
Teleflex, Inc.	270	$67,454
Terumo Corp.	1,000	53,630
Varian Medical Systems, Inc. (c)	475	56,687
William Demant Holding A/S (c)	2,432	86,916
Zimmer Biomet Holdings, Inc.	375	43,594

		1,872,808

Health Care Providers & Services - 0.6%
Aetna, Inc.	367	64,981
Alfresa Holdings Corp.	2,100	46,941
AmerisourceBergen Corp. - Class A	482	45,867
Anthem, Inc.	274	64,494
Cardinal Health, Inc.	702	48,585
Centene Corp. (c)	478	48,479
Cigna Corp.	335	65,623
DaVita, Inc. (c)	632	45,517
Envision Healthcare Corp. (c)	549	21,137
Express Scripts Holding Co. (c)	647	48,816
Fresenius Medical Care AG & Co. KGaA	755	79,656
Fresenius SE & Co. KGaA	693	56,308
HCA Healthcare, Inc.	514	51,014
Healthscope Ltd.	25,489	37,229
Henry Schein, Inc. (c)	702	46,465
Humana, Inc.	169	45,938
Laboratory Corp. of America Holdings (c)	407	70,289
McKesson Corp.	241	35,964
Mediclinic International PLC	5,230	42,447
Medipal Holdings Corp.	2,200	44,748
MEDNAX, Inc. (c)	637	35,022
Miraca Holdings, Inc.	900	33,439
Patterson Cos., Inc.	1,039	32,812
Quest Diagnostics, Inc.	556	57,296
Ramsay Health Care Ltd.	768	38,018
Ryman Healthcare Ltd.	6,840	52,566
Sonic Healthcare Ltd.	2,611	49,257
Suzuken Co., Ltd./Aichi Japan	1,300	52,927
UnitedHealth Group, Inc.	310	70,110
Universal Health Services, Inc. - Class B	362	41,340

		1,473,285

Health Care Technology - 0.0%
Cerner Corp. (c)	701	44,976
M3, Inc.	1,500	58,154

		103,130

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	816	55,969
Eurofins Scientific SE	116	65,380
Illumina, Inc. (c)	183	41,728
IQVIA Holdings, Inc. (c)	646	63,521
Lonza Group AG (REG)	278	70,434
Mettler-Toledo International, Inc. (c)	105	64,703
QIAGEN NV (c)	1,521	50,908
Thermo Fisher Scientific, Inc.	346	72,169
Waters Corp. (c)	286	58,527

		543,339

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.7%
Allergan PLC	688	$106,103
Astellas Pharma, Inc.	3,100	45,542
AstraZeneca PLC	729	47,715
Bayer AG (REG)	484	56,481
Bristol-Myers Squibb Co.	870	57,594
Chugai Pharmaceutical Co., Ltd.	1,000	51,540
Daiichi Sankyo Co., Ltd.	2,000	70,827
Eisai Co., Ltd.	700	37,052
Eli Lilly & Co.	693	53,375
GlaxoSmithKline PLC	3,649	65,440
Hikma Pharmaceuticals PLC	2,641	31,067
Hisamitsu Pharmaceutical Co., Inc.	800	57,401
Jazz Pharmaceuticals PLC (c)	223	32,290
Johnson & Johnson	554	71,954
Kyowa Hakko Kirin Co., Ltd.	2,200	46,118
Mallinckrodt PLC (c)(d)	476	7,940
Merck & Co., Inc.	863	46,792
Merck KGaA	536	53,413
Mitsubishi Tanabe Pharma Corp.	1,800	38,341
Mylan NV (c)	1,027	41,409
Novartis AG (REG)	923	76,998
Novo Nordisk A/S - Class B	1,284	66,422
Ono Pharmaceutical Co., Ltd.	1,900	55,333
Orion Oyj - Class B	948	30,876
Otsuka Holdings Co., Ltd.	900	45,132
Perrigo Co. PLC	428	34,865
Pfizer, Inc.	2,016	73,201
Roche Holding AG	268	61,903
Sanofi	604	47,686
Santen Pharmaceutical Co., Ltd.	3,000	47,759
Shionogi & Co., Ltd.	700	36,437
Shire PLC	706	30,089
Sumitomo Dainippon Pharma Co., Ltd.	2,600	39,558
Taisho Pharmaceutical Holdings Co., Ltd.	500	45,369
Takeda Pharmaceutical Co., Ltd.	1,000	56,701
UCB SA	558	46,094
Valeant Pharmaceuticals International, Inc. (c)	834	13,655
Vifor Pharma AG	380	53,371
Zoetis, Inc.	996	80,537

		1,960,380

		6,612,192

Consumer Staples - 2.4%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	336	35,669
Asahi Group Holdings Ltd.	900	46,022
Brown-Forman Corp. - Class B	1,243	86,749
Carlsberg A/S - Class B	434	53,062
Coca-Cola Amatil Ltd.	5,133	34,716
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	45,429
Coca-Cola Co. (The)	2,349	101,524
Coca-Cola European Partners PLC	1,012	38,447
Coca-Cola HBC AG (c)	1,304	42,630

Company	Shares	U.S. $ Value
Constellation Brands, Inc. - Class A	321	$69,169
Diageo PLC	1,525	51,744
Dr Pepper Snapple Group, Inc.	924	107,415
Heineken Holding NV	450	44,762
Heineken NV	502	52,128
Kirin Holdings Co., Ltd.	1,800	46,452
Molson Coors Brewing Co. - Class B	775	59,094
Monster Beverage Corp. (c)	1,264	80,100
PepsiCo, Inc.	845	92,722
Pernod Ricard SA	347	57,151
Remy Cointreau SA	337	45,816
Suntory Beverage & Food Ltd.	800	37,120
Treasury Wine Estates Ltd.	645	8,713

		1,236,634

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,800	47,173
Alimentation Couche-Tard, Inc. - Class B	1,687	82,023
Carrefour SA	1,249	28,635
Casino Guichard Perrachon SA	448	24,268
Colruyt SA	915	49,366
Costco Wholesale Corp.	505	96,404
CVS Health Corp.	854	57,841
Distribuidora Internacional de Alimentacion SA	6,300	29,998
Empire Co., Ltd. - Class A	3,731	69,084
FamilyMart UNY Holdings Co., Ltd.	600	45,248
George Weston Ltd.	1,022	83,555
ICA Gruppen AB	1,334	47,591
J Sainsbury PLC	10,711	38,075
Jean Coutu Group PJC, Inc. (The) - Class A	4,420	83,667
Jeronimo Martins SGPS SA	2,095	43,457
Koninklijke Ahold Delhaize NV	1,925	43,220
Kroger Co. (The)	1,741	47,216
Lawson, Inc.	700	45,698
Loblaw Cos., Ltd.	1,937	99,507
METRO AG	963	18,782
Metro, Inc.	2,641	83,313
Rite Aid Corp. (c)	1,822	3,589
Seven & i Holdings Co., Ltd.	900	37,567
Sundrug Co., Ltd.	900	41,499
Sysco Corp.	1,355	80,826
Tesco PLC	14,259	41,258
Tsuruha Holdings, Inc.	300	43,437
Walgreens Boots Alliance, Inc.	793	54,630
Walmart, Inc.	1,159	104,322
Wesfarmers Ltd.	1,156	36,971
Wm Morrison Supermarkets PLC	13,410	41,668
Woolworths Group Ltd.	2,044	43,680

		1,693,568

Food Products - 0.7%
Ajinomoto Co., Inc.	1,500	27,370
Archer-Daniels-Midland Co.	1,514	62,861
Aryzta AG (c)	572	14,257
Associated British Foods PLC	933	33,635
Barry Callebaut AG (REG)	33	65,121
Bunge Ltd.	891	67,208
Calbee, Inc.	900	29,969
Campbell Soup Co.	1,279	55,061

Company	Shares	U.S. $ Value
Chocoladefabriken Lindt & Spruengli AG	9	$53,845
Chocoladefabriken Lindt & Spruengli AG (REG)	1	72,084
Conagra Brands, Inc.	1,969	71,140
Danone SA	580	46,259
General Mills, Inc.	1,305	65,968
Golden Agri-Resources Ltd.	132,000	35,871
Hershey Co. (The)	758	74,481
Hormel Foods Corp.	1,930	62,648
Ingredion, Inc.	628	82,042
JM Smucker Co. (The)	614	77,548
Kellogg Co.	1,053	69,709
Kerry Group PLC - Class A	503	50,289
Kikkoman Corp.	1,200	47,529
Kraft Heinz Co. (The)	886	59,406
Marine Harvest ASA	1,945	37,466
McCormick & Co., Inc./MD	900	96,102
MEIJI Holdings Co., Ltd.	400	29,186
Mondelez International, Inc. - Class A	1,174	51,539
Nestle SA (REG)	608	48,306
NH Foods Ltd.	1,000	22,403
Nisshin Seifun Group, Inc.	2,500	49,367
Nissin Foods Holdings Co., Ltd.	600	40,825
Orkla ASA	3,826	41,949
Saputo, Inc.	2,289	73,155
Tate & Lyle PLC	4,685	35,981
Toyo Suisan Kaisha Ltd.	900	35,087
Tyson Foods, Inc. - Class A	1,060	78,843
WH Group Ltd. (b)	40,500	49,880
Wilmar International Ltd.	13,700	33,185
Yakult Honsha Co., Ltd.	500	35,780
Yamazaki Baking Co., Ltd.	1,800	35,029

		2,018,384

Household Products - 0.3%
Church & Dwight Co., Inc.	1,639	80,622
Clorox Co. (The)	669	86,355
Colgate-Palmolive Co.	1,207	83,247
Edgewell Personal Care Co. (c)	667	33,450
Essity AB - Class B (c)	1,288	35,252
Henkel AG & Co. KGaA	338	40,637
Henkel AG & Co. KGaA (Preference Shares)	356	47,229
Kimberly-Clark Corp.	706	78,310
Lion Corp.	1,800	33,647
Procter & Gamble Co. (The)	1,192	93,596
Reckitt Benckiser Group PLC	499	39,609
Spectrum Brands Holdings, Inc. (d)	551	54,389
Unicharm Corp.	1,300	36,292

		742,635

Personal Products - 0.2%
Beiersdorf AG	471	51,539
Coty, Inc. - Class A	2,104	40,649
Estee Lauder Cos., Inc. (The) - Class A	855	118,366
Kao Corp.	500	36,497
Kose Corp.	300	55,808
L’Oreal SA	228	49,025
Pola Orbis Holdings, Inc.	1,400	58,694
Shiseido Co., Ltd.	900	53,974
Unilever NV	860	45,009
Unilever PLC	811	41,700

		551,261

Company	Shares	U.S. $ Value
Tobacco - 0.1%
Altria Group, Inc.	1,060	$66,727
British American Tobacco PLC	579	34,174
British American Tobacco PLC (Sponsored ADR)	643	37,976
Imperial Brands PLC	987	35,437
Japan Tobacco, Inc.	1,099	31,186
Philip Morris International, Inc.	715	74,038
Swedish Match AB	1,345	57,132

		336,670

		6,579,152

Materials - 2.1%
Chemicals - 1.1%
Air Liquide SA	407	50,837
Air Products & Chemicals, Inc.	522	83,932
Air Water, Inc.	1,200	23,711
Akzo Nobel NV	460	44,812
Albemarle Corp.	546	54,835
Arkema SA	294	38,367
Asahi Kasei Corp.	3,000	38,445
Axalta Coating Systems Ltd. (c)	2,149	66,189
BASF SE	444	46,384
Celanese Corp. - Class A	722	72,821
CF Industries Holdings, Inc.	1,192	49,158
Chr Hansen Holding A/S	469	38,956
Covestro AG (b)	458	51,667
Croda International PLC	648	41,003
Daicel Corp.	1,800	20,508
DowDuPont, Inc.	2,104	147,911
Eastman Chemical Co.	794	80,258
Ecolab, Inc.	833	108,665
EMS-Chemie Holding AG (REG)	47	29,960
Evonik Industries AG	1,232	45,362
FMC Corp.	742	58,232
FUCHS PETROLUB SE (Preference Shares)	915	51,780
Givaudan SA (REG)	25	56,847
Hitachi Chemical Co., Ltd.	800	17,768
Incitec Pivot Ltd.	7,237	21,110
International Flavors & Fragrances, Inc.	533	75,286
Johnson Matthey PLC	1,127	48,432
JSR Corp.	1,300	31,277
K&S AG (REG)	1,009	28,098
Kaneka Corp.	3,000	30,373
Kansai Paint Co., Ltd.	1,000	25,101
Koninklijke DSM NV	642	66,305
Kuraray Co., Ltd.	1,400	24,331
LANXESS AG	442	36,676
Linde AG	192	40,355
LyondellBasell Industries NV - Class A	645	69,802
Methanex Corp.	1,103	60,883
Mitsubishi Chemical Holdings Corp.	3,200	32,284
Mitsubishi Gas Chemical Co., Inc.	1,100	27,207
Mitsui Chemicals, Inc.	800	24,275
Monsanto Co.	797	98,326
Mosaic Co. (The)	2,007	52,824

Company	Shares	U.S. $ Value
Nippon Paint Holdings Co., Ltd.	600	$21,745
Nissan Chemical Industries Ltd.	600	23,693
Nitto Denko Corp.	300	24,630
Novozymes A/S - Class B	559	28,729
Nutrien Ltd. (c)	3,184	156,446
Orica Ltd.	1,553	22,255
PPG Industries, Inc.	660	74,210
Praxair, Inc.	436	65,291
Sherwin-Williams Co. (The)	231	92,765
Shin-Etsu Chemical Co., Ltd.	300	31,520
Sika AG	6	49,202
Solvay SA	330	45,226
Sumitomo Chemical Co., Ltd.	4,000	24,663
Symrise AG	710	57,581
Taiyo Nippon Sanso Corp.	2,100	30,522
Teijin Ltd.	1,100	21,603
Toray Industries, Inc.	2,500	25,251
Umicore SA	1,130	63,699
WR Grace & Co.	870	57,577
Yara International ASA	866	38,266

		3,066,227

Construction Materials - 0.1%
Boral Ltd.	4,494	26,987
CRH PLC	1,075	35,326
Fletcher Building Ltd.	5,162	24,210
HeidelbergCement AG	356	35,724
Imerys SA	563	57,425
James Hardie Industries PLC	1,450	25,455
LafargeHolcim Ltd. (REG) (c)	595	34,683
Martin Marietta Materials, Inc.	237	48,331
Taiheiyo Cement Corp.	700	25,942
Vulcan Materials Co.	393	46,268

		360,351

Containers & Packaging - 0.3%
Amcor Ltd./Australia	2,606	27,935
Avery Dennison Corp.	978	115,551
Ball Corp.	1,802	71,990
CCL Industries, Inc. - Class B	1,790	89,095
Crown Holdings, Inc. (c)	1,332	66,387
International Paper Co.	1,270	75,679
Packaging Corp. of America	678	80,818
Sealed Air Corp.	1,509	63,936
Toyo Seikan Group Holdings Ltd.	2,000	29,612
WestRock Co.	1,050	69,048

		690,051

Metals & Mining - 0.5%
Agnico Eagle Mines Ltd.	888	33,833
Alumina Ltd.	11,360	19,409
Anglo American PLC	1,415	34,269
Antofagasta PLC	2,036	24,205
ArcelorMittal (c)	987	33,513
Barrick Gold Corp. (Toronto)	2,364	27,229
BHP Billiton Ltd.	1,146	26,911
BHP Billiton PLC	1,449	29,416
Boliden AB	977	34,545

Company	Shares	U.S. $ Value
Eldorado Gold Corp.	7,136	$7,674
First Quantum Minerals Ltd.	3,202	52,177
Fortescue Metals Group Ltd.	2,635	10,134
Franco-Nevada Corp.	739	51,785
Freeport-McMoRan, Inc. (c)	2,604	48,434
Fresnillo PLC	1,276	21,319
Glencore PLC (c)	5,705	30,001
Goldcorp, Inc.	3,213	40,213
Hitachi Metals Ltd.	1,600	20,362
JFE Holdings, Inc.	1,300	29,886
Kinross Gold Corp. (c)	6,730	24,178
Kobe Steel Ltd. (c)	2,300	25,253
Maruichi Steel Tube Ltd.	700	21,937
Mitsubishi Materials Corp.	800	24,970
Newcrest Mining Ltd.	981	16,099
Newmont Mining Corp.	1,386	52,945
Nippon Steel & Sumitomo Metal Corp.	1,200	28,371
Norsk Hydro ASA	4,362	29,308
Nucor Corp.	910	59,514
Randgold Resources Ltd.	312	25,150
Rio Tinto Ltd.	439	27,217
Rio Tinto PLC	669	35,861
South32 Ltd.	7,874	19,883
Sumitomo Metal Mining Co., Ltd.	1,000	46,438
Teck Resources Ltd. - Class B	2,652	75,848
thyssenkrupp AG	1,007	27,265
Turquoise Hill Resources Ltd. (c)	6,412	19,488
voestalpine AG	636	36,690
Wheaton Precious Metals Corp.	1,870	35,689
Yamana Gold, Inc.	7,199	20,926

		1,228,345

Paper & Forest Products - 0.1%
Mondi PLC	1,889	49,139
Oji Holdings Corp.	5,000	32,584
Stora Enso Oyj - Class R	2,477	43,745
Svenska Cellulosa AB SCA - Class B	1,288	12,764
UPM-Kymmene Oyj	1,348	46,120
West Fraser Timber Co., Ltd.	1,065	74,182

		258,534

		5,603,508

Energy - 1.8%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. - Class A	758	20,011
Core Laboratories NV (d)	280	28,829
Halliburton Co.	747	34,676
Helmerich & Payne, Inc.	490	31,629
National Oilwell Varco, Inc.	851	29,862
Petrofac Ltd.	6,919	42,368
Saipem SpA (c)	858	3,483
Schlumberger Ltd.	606	39,778
TechnipFMC PLC	994	28,647
Tenaris SA	3,797	65,528
Weatherford International PLC (c)(d)	2,627	6,909

		331,720

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.7%
AltaGas Ltd.	3,076	$63,332
Anadarko Petroleum Corp.	586	33,425
Andeavor	483	43,286
Antero Resources Corp. (c)	1,271	23,907
Apache Corp.	607	20,729
ARC Resources Ltd.	2,540	24,505
BP PLC	13,599	88,390
Cabot Oil & Gas Corp.	1,013	24,474
Caltex Australia Ltd.	2,288	62,021
Cameco Corp.	2,728	24,066
Canadian Natural Resources Ltd. (Toronto)	1,035	32,061
Cenovus Energy, Inc.	2,621	19,077
Cheniere Energy, Inc. (c)	609	31,985
Chevron Corp.	461	51,595
China Petroleum & Chemical Corp. - Class H	470,000	373,025
China Shenhua Energy Co., Ltd. - Class H	199,000	563,230
Cimarex Energy Co.	268	25,752
Concho Resources, Inc. (c)	241	36,343
ConocoPhillips	716	38,886
Continental Resources, Inc./OK (c)	603	28,649
Crescent Point Energy Corp.	2,365	17,011
Devon Energy Corp.	669	20,518
Diamondback Energy, Inc. (c)	286	35,647
Enagas SA	3,496	90,929
Enbridge, Inc. (Toronto)	1,314	41,790
Encana Corp.	2,016	21,147
Eni SpA	4,936	81,962
EOG Resources, Inc.	364	36,917
EQT Corp.	539	27,117
Exxon Mobil Corp.	713	54,003
Galp Energia SGPS SA	4,711	84,850
Hess Corp.	565	25,662
HollyFrontier Corp.	1,019	43,644
Husky Energy, Inc. (c)	3,080	40,660
Idemitsu Kosan Co., Ltd.	1,300	49,369
Imperial Oil Ltd.	1,534	41,542
Inpex Corp.	4,500	53,848
Inter Pipeline Ltd.	3,237	56,279
JXTG Holdings, Inc.	10,100	60,583
Keyera Corp.	1,731	44,111
Kinder Morgan, Inc./DE	1,880	30,456
Koninklijke Vopak NV	1,705	80,207
Lundin Petroleum AB (c)	2,787	65,076
Marathon Oil Corp.	1,390	20,183
Marathon Petroleum Corp.	622	39,845
Murphy Oil Corp.	914	23,170
Neste Oyj	1,560	114,217
Newfield Exploration Co. (c)	746	17,404
Noble Energy, Inc.	924	27,563
Occidental Petroleum Corp.	693	45,461
Oil Search Ltd.	7,596	43,894
OMV AG	1,553	88,301
ONEOK, Inc.	703	39,600
Origin Energy Ltd. (c)	6,206	43,064
Parsley Energy, Inc. - Class A (c)	749	18,935
Pembina Pipeline Corp.	2,130	68,488

Company	Shares	U.S. $ Value
Peyto Exploration & Development Corp.	1,639	$13,015
Phillips 66	607	54,855
Pioneer Natural Resources Co.	178	30,301
PrairieSky Royalty Ltd.	1,883	41,778
Range Resources Corp.	940	12,493
Royal Dutch Shell PLC - Class A	3,106	98,091
Royal Dutch Shell PLC - Class B	3,120	98,964
Santos Ltd. (c)	11,768	45,091
Seven Generations Energy Ltd. (c)	1,456	17,020
Showa Shell Sekiyu KK	4,200	53,926
Snam SpA	22,765	101,909
Southwestern Energy Co. (c)	2,381	8,500
Statoil ASA	4,590	104,475
Suncor Energy, Inc. (Toronto)	1,483	48,817
Targa Resources Corp.	621	27,728
TOTAL SA	1,632	92,826
Tourmaline Oil Corp. (c)	1,532	22,290
TransCanada Corp.	1,444	62,455
Valero Energy Corp.	618	55,880
Vermilion Energy, Inc.	920	30,306
Williams Cos., Inc. (The)	1,051	29,176
Woodside Petroleum Ltd.	2,048	45,716

		4,397,803

		4,729,523

Utilities - 1.6%
Electric Utilities - 0.9%
Alliant Energy Corp.	1,649	63,734
American Electric Power Co., Inc.	1,054	69,121
AusNet Services	25,318	33,296
Chubu Electric Power Co., Inc.	2,200	29,890
Chugoku Electric Power Co., Inc. (The)	2,700	31,507
CK Infrastructure Holdings Ltd.	4,000	33,494
CLP Holdings Ltd.	5,000	50,572
Contact Energy Ltd.	9,286	35,326
Duke Energy Corp.	865	65,169
Edison International	797	48,290
EDP - Energias de Portugal SA	18,050	60,336
Electricite de France SA	3,570	46,292
Emera, Inc.	2,500	80,677
Endesa SA	3,408	71,543
Enel SpA	10,639	61,757
Entergy Corp.	880	66,722
Eversource Energy	1,141	65,037
Exelon Corp.	1,491	55,227
FirstEnergy Corp.	1,915	61,912
Fortis, Inc./Canada	2,662	86,984
Fortum Oyj (c)	4,004	87,943
HK Electric Investments & HK Electric Investments Ltd. - Class SS (b)	35,797	33,574
Hokuriku Electric Power Co.	3,500	27,208
Hydro One Ltd. (b)	3,582	57,364
Iberdrola SA	7,327	53,922
Kansai Electric Power Co., Inc. (The)	1,900	23,078
Kyushu Electric Power Co., Inc.	2,000	22,375
Mercury NZ Ltd.	14,799	33,791
NextEra Energy, Inc.	539	82,009
OGE Energy Corp.	1,973	61,834

Company	Shares	U.S. $ Value
Orsted A/S (b)	1,497	$93,425
PG&E Corp.	922	37,885
Pinnacle West Capital Corp.	753	57,951
Power Assets Holdings Ltd.	5,500	46,663
PPL Corp.	1,790	51,284
Red Electrica Corp. SA	3,748	72,924
Southern Co. (The)	1,397	60,155
SSE PLC	3,489	58,633
Terna Rete Elettrica Nazionale SpA	13,636	75,582
Tohoku Electric Power Co., Inc.	2,300	30,057
Tokyo Electric Power Co. Holdings, Inc. (c)	6,500	24,866
Westar Energy, Inc.	973	47,414
Xcel Energy, Inc.	1,190	51,503

		2,308,326

Gas Utilities - 0.1%
APA Group (c)	279	1,734
APA Group	4,738	29,230
Atmos Energy Corp.	860	69,221
Gas Natural SDG SA	2,625	60,058
Hong Kong & China Gas Co., Ltd.	30,346	60,026
Osaka Gas Co., Ltd.	2,000	39,446
Toho Gas Co., Ltd.	800	23,371
Tokyo Gas Co., Ltd.	1,200	29,983
UGI Corp.	1,317	56,750

		369,819

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,046	43,980
Calpine Corp. (c)	1,855	28,233
Electric Power Development Co., Ltd.	1,303	33,039
Meridian Energy Ltd.	16,289	32,911

		138,163

Multi-Utilities - 0.5%
AGL Energy Ltd.	1,749	29,428
Ameren Corp.	1,162	63,097
Atco Ltd./Canada - Class I	1,665	54,808
Canadian Utilities Ltd. - Class A	2,932	77,436
CenterPoint Energy, Inc.	2,121	57,373
Centrica PLC	23,244	45,604
CMS Energy Corp.	1,535	65,161
Consolidated Edison, Inc.	866	64,855
Dominion Energy, Inc.	792	58,663
DTE Energy Co.	687	69,236
E.ON SE	6,694	67,874
Engie SA	3,398	52,996
Innogy SE (b)	2,098	83,674
National Grid PLC	4,604	46,594
NiSource, Inc.	2,608	60,323
Public Service Enterprise Group, Inc.	1,187	57,486
RWE AG (c)	2,734	54,342
SCANA Corp.	783	31,062
Sempra Energy	547	59,612
Suez	3,280	45,048
United Utilities Group PLC	6,181	56,596
Veolia Environnement SA	2,624	63,732
WEC Energy Group, Inc.	1,055	63,216

		1,328,216

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
American Water Works Co., Inc.	869	$68,964
Severn Trent PLC	2,353	55,106

		124,070

		4,268,594

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	370	44,885
American Tower Corp.	354	49,323
Ascendas Real Estate Investment Trust	9,200	18,322
AvalonBay Communities, Inc.	234	36,509
Boston Properties, Inc.	360	42,793
British Land Co. PLC (The)	5,156	44,366
Brixmor Property Group, Inc.	1,101	17,110
Camden Property Trust	472	37,623
CapitaLand Commercial Trust	14,000	18,181
CapitaLand Mall Trust	12,000	18,264
Colony NorthStar, Inc. - Class A	3,138	24,414
Crown Castle International Corp.	494	54,370
Daiwa House REIT Investment Corp.	6	14,458
Dexus	2,267	16,271
Digital Realty Trust, Inc.	378	38,042
Duke Realty Corp.	1,323	32,771
Equinix, Inc.	91	35,681
Equity Residential	641	36,043
Essex Property Trust, Inc.	185	41,409
Extra Space Storage, Inc.	489	41,589
Federal Realty Investment Trust	282	32,131
Fonciere Des Regions	424	44,237
Gecina SA	296	51,838
GGP, Inc.	1,214	25,700
Goodman Group	2,849	18,015
GPT Group (The)	4,611	16,921
H&R Real Estate Investment Trust	3,643	56,723
Hammerson PLC	5,647	34,612
HCP, Inc.	1,144	24,756
Host Hotels & Resorts, Inc.	1,706	31,663
ICADE	547	52,897
Intu Properties PLC	9,375	25,996
Iron Mountain, Inc.	1,144	35,990
Japan Prime Realty Investment Corp.	6	20,652
Japan Real Estate Investment Corp.	4	20,770
Japan Retail Fund Investment Corp.	8	15,393
JBG SMITH Properties	232	7,575
Kimco Realty Corp.	1,471	22,006
Klepierre SA	1,062	43,749
Land Securities Group PLC	3,092	39,292
Liberty Property Trust	1,003	39,378
Link REIT	3,000	25,503
Macerich Co. (The)	493	29,057
Mid-America Apartment Communities, Inc.	487	41,794
Mirvac Group	10,349	16,946
National Retail Properties, Inc.	864	32,175
Nippon Building Fund, Inc.	4	21,744
Nippon Prologis REIT, Inc.	7	15,877

Company	Shares	U.S. $ Value
Nomura Real Estate Master Fund, Inc.	12	$16,437
Prologis, Inc.	721	43,750
Public Storage	203	39,471
Realty Income Corp.	678	33,344
Regency Centers Corp.	664	38,585
RioCan Real Estate Investment Trust (Toronto)	3,105	56,840
SBA Communications Corp. (c)	280	44,036
Scentre Group	5,795	17,207
Segro PLC	5,086	39,923
Simon Property Group, Inc.	199	30,549
SL Green Realty Corp.	359	34,794
SmartCentres Real Estate Investment Trust	1,619	37,094
Stockland	5,177	16,182
Suntec Real Estate Investment Trust	13,300	19,750
UDR, Inc.	1,200	40,344
Unibail-Rodamco SE	156	36,297
United Urban Investment Corp.	12	18,938
Ventas, Inc.	613	29,620
VEREIT, Inc.	3,437	23,543
Vicinity Centres	8,394	16,098
Vornado Realty Trust	465	30,909
Welltower, Inc.	621	32,603
Westfield Corp.	2,599	17,618
Weyerhaeuser Co.	1,110	38,883

		2,258,629

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	900	18,725
CapitaLand Ltd.	6,700	18,219
CBRE Group, Inc. - Class A (c)	938	43,851
City Developments Ltd.	2,300	21,991
CK Asset Holdings Ltd.	2,684	23,062
Daito Trust Construction Co., Ltd.	100	16,561
Daiwa House Industry Co., Ltd.	500	18,524
Deutsche Wohnen SE	1,099	45,321
First Capital Realty, Inc.	2,575	40,074
Hang Lung Group Ltd.	4,000	13,507
Hang Lung Properties Ltd.	7,000	16,638
Henderson Land Development Co., Ltd.	3,465	22,387
Hongkong Land Holdings Ltd.	2,200	15,106
Hulic Co., Ltd.	1,800	19,996
Hysan Development Co., Ltd.	4,000	23,117
Jones Lang LaSalle, Inc.	249	39,992
Kerry Properties Ltd.	4,500	20,341
LendLease Group	1,330	18,260
Mitsubishi Estate Co., Ltd.	900	15,686
Mitsui Fudosan Co., Ltd.	700	16,746
New World Development Co., Ltd.	16,287	24,632
Nomura Real Estate Holdings, Inc.	800	19,218
Sino Land Co., Ltd.	10,000	17,616
Sumitomo Realty & Development Co., Ltd.	1,000	36,218
Sun Hung Kai Properties Ltd.	1,000	16,589
Swire Pacific Ltd. - Class A	2,500	25,131
Swire Properties Ltd.	5,200	17,719
Swiss Prime Site AG (REG) (c)	732	68,283
Tokyo Tatemono Co., Ltd.	1,300	20,081
Tokyu Fudosan Holdings Corp.	2,900	21,336
UOL Group Ltd.	3,428	21,870
Vonovia SE	1,235	56,303

Company	Shares	U.S. $ Value
Wharf Holdings Ltd. (The)	2,000	$7,431
Wharf Real Estate Investment Co., Ltd. (c)	2,000	13,596
Wheelock & Co., Ltd.	2,000	14,498

		848,625

		3,107,254

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,120	76,956
BCE, Inc.	3,032	132,319
BT Group PLC	7,665	25,296
CenturyLink, Inc.	3,838	67,818
Deutsche Telekom AG (REG)	2,256	36,246
Elisa Oyj	1,116	47,939
Frontier Communications Corp. (d)	2,474	17,392
HKT Trust & HKT Ltd. - Class SS	15,000	19,110
Iliad SA	138	32,356
Inmarsat PLC	3,662	23,545
Koninklijke KPN NV	12,242	38,309
Nippon Telegraph & Telephone Corp.	600	27,868
Orange SA	2,176	36,814
PCCW Ltd.	34,000	19,317
Proximus SADP	1,770	56,833
Singapore Telecommunications Ltd.	7,300	18,561
Spark New Zealand Ltd.	7,582	18,319
Swisscom AG (REG)	114	61,556
TDC A/S	5,676	46,218
Telecom Italia SpA/Milano (ordinary shares) (c)	31,583	28,345
Telecom Italia SpA/Milano (savings shares)	39,625	30,175
Telefonica Deutschland Holding AG	7,772	35,771
Telefonica SA	3,229	31,340
Telenor ASA	2,325	52,176
Telia Co. AB	12,753	60,238
Telstra Corp., Ltd.	7,921	20,430
TELUS Corp.	3,342	120,637
TPG Telecom Ltd.	4,421	20,845
Verizon Communications, Inc.	1,696	80,967
Vocus Group Ltd.	10,099	19,091
Zayo Group Holdings, Inc. (c)	1,513	54,241

		1,357,028

Wireless Telecommunication Services - 0.1%
KDDI Corp.	800	19,646
Millicom International Cellular SA	591	39,313
NTT DOCOMO, Inc.	1,000	25,582
Rogers Communications, Inc. - Class B	2,193	98,815
SoftBank Group Corp.	200	16,479
Sprint Corp. (c)(d)	2,737	14,205
StarHub Ltd.	10,000	18,788
T-Mobile US, Inc. (c)	690	41,821
Tele2 AB - Class B	4,849	57,352

Company		Shares	U.S. $ Value
Vodafone Group PLC		17,886	$50,002

			382,003

			1,739,031

Total Common Stocks (cost $53,910,894)			68,467,582

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Risk Share Floating Rate - 3.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
6.621% (LIBOR 1 Month + 5.00%), 7/25/25 (e)	U.S.$	1,188	1,351,300
Series 2015-C03, Class 2M2
6.621% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		7,423	8,236,786

Total Collateralized Mortgage Obligations (cost $8,635,726)			9,588,086

		Shares
PREFERRED STOCKS - 1.5%
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Apartment Investment & Management Co. - Series A
6.875%		42,000	1,076,880
Hersha Hospitality Trust - Series C
6.875% (d)		60,000	1,454,100
Pebblebrook Hotel Trust - Series C
6.50% (d)		58,525	1,448,494

Total Preferred Stocks (cost $4,013,125)			3,979,474

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26 (d) (cost $1,170,873)	U.S.$	1,174	1,183,979

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Energy - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43 (cost $511,212)		768	656,640

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets ETF
Expiration: Mar 2018; Contracts: 2,747; Exercise Price: USD 53.50; Counterparty: Morgan Stanley & Co., Inc. (c)	U.S.$	274,700	$9,614
SPDR S&P 500 ETF Trust
Expiration: Mar 2018; Contracts: 1,008; Exercise Price: USD 273.00; Counterparty: Morgan Stanley & Co., Inc. (c)		100,800	279,216

			288,830

Options on Forward Contracts - 0.0%
MXN/CAD
Expiration: May 2018; Contracts: 39,849,740; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC (c)	MXN	39,849,740	20,681
MXN/CAD
Expiration: May 2018; Contracts: 39,849,740; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC (c)		39,849,740	20,681
SEK/EUR
Expiration: Mar 2018; Contracts: 27,839,000; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley Capital Services LLC (c)	SEK	27,839,000	94
TRY/EUR
Expiration: May 2018; Contracts: 8,163,750; Exercise Price: TRY 4.67; Counterparty: Goldman Sachs Bank USA (c)	TRY	8,163,750	17,335
TRY/USD
Expiration: May 2018; Contracts: 8,113,320; Exercise Price: TRY 3.72; Counterparty: Goldman Sachs Bank USA (c)		8,113,320	8,757

			67,548

Total Options Purchased - Calls (premiums paid $436,314)			356,378

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
Altaba, Inc. (c)(f) (cost $40,415)		1,120	83,832

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption Expiration: Mar 2018; Contracts: 32,000,000; Exercise Rate: 2.96%; Counterparty: UBS AG (c)	U.S.$	32,000,000	$71,874

Options on Forward Contracts - 0.0%
JPY/EUR Expiration: Feb 2018; Contracts: 170,000; Exercise Price: JPY 136.68; Counterparty: JPMorgan Chase Bank, NA (c)	JPY	170,000	0
USD/MXN Expiration: Aug 2018; Contracts: 2,800,000; Exercise Price: USD 17.50; Counterparty: Credit Suisse International (c)	U.S.$	2,800,000	11,668

			11,668

Total Options Purchased - Puts (premiums paid $169,745)			83,542

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/17 (c)(d)(g) (cost $21)		620	30

SHORT-TERM INVESTMENTS - 8.2%
Investment Companies - 8.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (f)(h)(i) (cost $22,007,913)		22,007,913	22,007,913

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $254,509,576)			267,602,292

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (f)(h)(i) (cost $2,084,078)		2,084,078	2,084,078

Total Investments - 100.3% (cost $256,593,654) (j)			269,686,370
Other assets less liabilities - (0.3)%			(705,953)

Net Assets - 100.0%			$268,980,417

FUTURES
Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	28	March 2018	USD	28		$1,796,511	$1,812,440	$15,929
Canadian 10 Yr Bond Futures	158	June 2018	CAD	15,800		16,092,064	16,213,716	121,652
Cattle Feeder Futures	18	March 2018	USD	900		1,272,693	1,302,750	30,057
Cocoa Futures	60	May 2018	USD	1		1,242,796	1,330,800	88,004
Coffee Robusta Futures	70	May 2018	USD	1		1,248,920	1,206,800	(42,120)
Coffee ‘C’ Futures	19	May 2018	USD	713		880,000	869,250	(10,750)
Copper Futures	59	May 2018	USD	1,475		4,785,569	4,620,438	(165,131)
Corn Futures	177	May 2018	USD	885		3,303,813	3,380,700	76,887
Cotton No.2 Futures	76	May 2018	USD	3,800		2,937,003	3,151,340	214,337
Euro STOXX 50 Index Futures	402	March 2018	EUR	4		17,591,693	16,861,330	(730,363)
FTSE 100 Index Futures	32	March 2018	GBP	– 0	– **	3,279,186	3,183,369	(95,817)
Gasoline RBOB Futures	28	March 2018	USD	1,176		2,236,705	2,263,330	26,625
Gold 100 OZ Futures	31	April 2018	USD	3		4,137,058	4,085,490	(51,568)
Hang Seng Index Futures	3	March 2018	HKD	– 0	– **	598,290	589,044	(9,246)
KC HRW Wheat Futures	73	May 2018	USD	365		1,768,642	1,906,213	137,571
Lean Hogs Futures	96	April 2018	USD	3,840		2,847,993	2,581,440	(266,553)
Live Cattle Futures	27	April 2018	USD	1,080		1,282,033	1,331,370	49,337
LME Lead Futures	21	March 2018	USD	1		1,320,313	1,312,500	(7,813)
LME Nickel Futures	18	March 2018	USD	– 0	– **	1,298,755	1,485,270	186,515
LME Primary Aluminum Futures	98	March 2018	USD	2		5,442,242	5,217,275	(224,967)
LME Zinc Futures	33	March 2018	USD	1		2,739,472	2,854,500	115,028
Long Gilt Futures	55	June 2018	GBP	5,500		9,158,211	9,167,992	9,781
Low SU Gasoil Futures	41	April 2018	USD	4		2,372,950	2,372,875	(75)
Natural Gas Futures	81	March 2018	USD	810		2,139,324	2,160,270	20,946
Nikkei 225 (CME) Futures	87	March 2018	USD	– 0	– **	9,789,928	9,535,200	(254,728)
NY Harbor ULSD Futures	23	March 2018	USD	966		1,864,538	1,838,781	(25,757)
Palladium Futures	26	June 2018	USD	3		2,665,690	2,697,760	32,070
Platinum Futures	58	April 2018	USD	3		2,577,384	2,865,490	288,106
Russell 2000 Mini Futures	136	March 2018	USD	7		10,285,648	10,276,160	(9,488)
S&P Mid 400 E-Mini Futures	16	March 2018	USD	2		3,001,552	2,983,200	(18,352)
S&P TSX 60 Index Futures	11	March 2018	CAD	2		1,613,487	1,564,791	(48,696)
Silver Futures	26	May 2018	USD	130		2,148,186	2,132,910	(15,276)
Soybean Futures	92	May 2018	USD	460		4,755,725	4,855,300	99,575
Soybean Meal Futures	71	May 2018	USD	7		2,637,151	2,802,370	165,219
Soybean Oil Futures	128	May 2018	USD	7,680		2,458,748	2,475,264	16,516
SPI 200 Futures	4	March 2018	AUD	– 0	– **	467,660	466,098	(1,562)
Sugar 11 (World) Futures	83	April 2018	USD	9,296		1,245,006	1,243,805	(1,201)
TOPIX Index Futures	12	March 2018	JPY	120		1,995,864	1,988,472	(7,392)
U.S. T-Note 5 Yr (CBT) Futures	37	June 2018	USD	3,700		4,215,147	4,215,397	250
Wheat (CBT) Futures	73	May 2018	USD	365		1,712,979	1,806,750	93,771
WTI Crude Futures	32	March 2018	USD	32		1,887,761	1,972,480	84,719
Sold Contracts
10 Yr Japan Bond (OSE) Futures	20	March 2018	JPY	2,000,000		28,249,654	28,291,860	(42,206)
Cattle Feeder Futures	12	April 2018	USD	600		893,596	882,000	11,596
Gasoline RBOB Futures	11	March 2018	USD	462		896,090	889,165	6,925
Live Cattle Futures	4	April 2018	USD	160		199,438	197,240	2,198
LME Primary Aluminum Futures	17	March 2018	USD	– 0	– **	912,177	905,038	7,139
LME Zinc Futures	5	March 2018	USD	– 0	– **	428,112	432,500	(4,388)
Natural Gas Futures	28	March 2018	USD	280		749,056	746,760	2,296
S&P 500 E-Mini Futures	7	March 2018	USD	– 0	– **	926,556	950,040	(23,484)
Soybean Oil Futures	37	May 2018	USD	2,220		710,483	715,506	(5,023)
Sugar 11 (World) Futures	21	April 2018	USD	2,352		313,208	314,698	(1,490)

								$(160,397)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	115,862	USD	1,088	5/15/18	$(3,106)
Australia and New Zealand Banking Group Ltd.	CNY	17,368	USD	2,742	5/15/18	10,182
Australia and New Zealand Banking Group Ltd.	AUD	2,261	USD	1,775	3/14/18	18,443
Australia and New Zealand Banking Group Ltd.	NZD	3,219	USD	2,312	3/14/18	(9,087)
Australia and New Zealand Banking Group Ltd.	AUD	695	USD	551	5/15/18	10,639
Australia and New Zealand Banking Group Ltd.	USD	1,125	NZD	1,626	3/14/18	47,595
Australia and New Zealand Banking Group Ltd.	JPY	126,918	GBP	842	3/14/18	(30,928)
Bank of America, NA	JPY	2,310,175	USD	20,634	4/06/18	(1,073,555)
Bank of America, NA	CLP	326,288	USD	546	4/19/18	(2,467)
Bank of America, NA	INR	73,209	USD	1,126	3/12/18	5,708
Bank of America, NA	JPY	126,305	USD	1,126	3/14/18	(59,143)
Bank of America, NA	RUB	93,652	USD	1,615	4/17/18	(40,485)
Bank of America, NA	AUD	6,967	USD	5,293	3/14/18	(117,744)
Bank of America, NA	CAD	3,636	USD	2,913	3/14/18	78,818
Bank of America, NA	GBP	5,751	USD	7,719	3/14/18	(202,067)
Bank of America, NA	CAD	2,110	USD	1,697	5/15/18	50,454
Bank of America, NA	BRL	1,765	USD	538	3/02/18	(5,125)
Bank of America, NA	BRL	1,758	USD	542	3/02/18	334
Bank of America, NA	EUR	936	USD	1,114	3/14/18	(28,512)
Bank of America, NA	USD	541	EUR	437	5/15/18	(4,841)
Bank of America, NA	USD	1,106	GBP	824	3/14/18	28,951
Bank of America, NA	USD	1,120	EUR	939	3/14/18	26,410
Bank of America, NA	USD	1,351	EUR	1,101	3/14/18	(6,292)
Bank of America, NA	USD	1,077	CAD	1,368	5/15/18	(9,746)
Bank of America, NA	USD	1,122	CAD	1,426	3/14/18	(10,315)
Bank of America, NA	USD	540	BRL	1,758	3/02/18	1,596
Bank of America, NA	USD	544	BRL	1,765	3/02/18	(335)
Bank of America, NA	USD	1,100	TRY	4,319	3/14/18	31,816
Bank of America, NA	USD	4,189	ZAR	50,963	3/14/18	123,943
Bank of America, NA	USD	1,111	JPY	125,031	3/14/18	61,967
Barclays Bank PLC	KRW	4,355,177	USD	4,010	4/26/18	(8,666)
Barclays Bank PLC	JPY	461,410	USD	4,339	5/15/18	(8,114)
Barclays Bank PLC	JPY	206,038	USD	1,840	3/14/18	(92,177)
Barclays Bank PLC	INR	217,796	USD	3,371	3/12/18	38,374
Barclays Bank PLC	TWD	164,860	USD	5,621	3/08/18	(4,085)
Barclays Bank PLC	ILS	19,970	USD	5,843	3/14/18	98,157
Barclays Bank PLC	ZAR	24,334	USD	1,939	3/14/18	(120,586)
Barclays Bank PLC	CNY	12,609	USD	1,977	6/19/18	(1,846)
Barclays Bank PLC	NZD	8,939	USD	6,241	3/14/18	(204,548)
Barclays Bank PLC	EUR	11,556	USD	13,677	3/14/18	(433,545)
Barclays Bank PLC	CAD	12,376	USD	9,639	3/14/18	(7,898)
Barclays Bank PLC	MYR	4,257	USD	1,087	7/12/18	5,827
Barclays Bank PLC	TRY	4,186	USD	1,075	5/15/18	(2,440)
Barclays Bank PLC	TRY	3,244	USD	837	3/14/18	(13,123)
Barclays Bank PLC	MYR	2,112	USD	530	7/12/18	(6,117)
Barclays Bank PLC	TRY	2,100	USD	551	3/14/18	864
Barclays Bank PLC	BRL	1,750	USD	539	3/02/18	332
Barclays Bank PLC	CAD	1,360	USD	1,084	5/15/18	22,369
Barclays Bank PLC	GBP	835	USD	1,127	3/14/18	(23,550)
Barclays Bank PLC	EUR	444	USD	554	5/15/18	9,515
Barclays Bank PLC	USD	542	GBP	389	5/15/18	(4,685)
Barclays Bank PLC	USD	535	CAD	671	5/15/18	(11,018)
Barclays Bank PLC	EUR	927	TRY	4,295	3/14/18	(6,728)
Barclays Bank PLC	USD	4,043	EUR	3,408	3/14/18	118,045
Barclays Bank PLC	USD	2,255	CHF	2,159	3/14/18	33,696
Barclays Bank PLC	EUR	1,574	CHF	1,847	3/14/18	36,072
Barclays Bank PLC	USD	1,111	NZD	1,593	3/14/18	37,958

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	541	BRL	1,750	3/02/18	$(1,648)
Barclays Bank PLC	USD	568	ILS	1,938	3/14/18	(10,370)
Barclays Bank PLC	USD	1,871	ILS	6,547	3/14/18	12,236
Barclays Bank PLC	USD	2,168	SGD	2,851	5/15/18	(12,865)
Barclays Bank PLC	USD	2,860	CAD	3,636	3/14/18	(26,257)
Barclays Bank PLC	USD	1,127	MYR	4,465	7/12/18	6,988
Barclays Bank PLC	USD	4,867	AUD	6,263	5/15/18	(2,112)
Barclays Bank PLC	USD	1,078	SEK	8,579	5/15/18	(37,252)
Barclays Bank PLC	USD	1,135	SEK	9,164	3/14/18	(28,624)
Barclays Bank PLC	USD	535	MXN	10,100	5/15/18	(5,197)
Barclays Bank PLC	USD	558	MXN	10,613	3/14/18	4,025
Barclays Bank PLC	USD	2,537	TWD	74,251	3/08/18	(3,952)
Barclays Bank PLC	USD	1,079	JPY	118,910	3/14/18	35,997
Barclays Bank PLC	USD	2,207	JPY	241,410	5/15/18	66,693
Barclays Bank PLC	USD	2,998	RUB	171,516	4/17/18	33,593
Barclays Bank PLC	USD	1,147	HUF	297,086	3/14/18	8,632
Barclays Bank PLC	USD	3,254	KRW	3,523,515	4/26/18	(3,176)
Barclays Bank PLC	USD	4,011	KRW	4,355,177	4/26/18	7,928
BNP Paribas SA	TWD	36,895	USD	1,267	3/08/18	8,478
BNP Paribas SA	GBP	788	USD	1,121	5/15/18	32,661
BNP Paribas SA	USD	564	AUD	697	3/14/18	(22,400)
BNP Paribas SA	EUR	1,632	GBP	1,439	5/15/18	(14,956)
BNP Paribas SA	USD	1,221	PLN	4,368	3/14/18	55,477
BNP Paribas SA	USD	2,101	CNY	13,305	5/15/18	(7,954)
Citibank, NA	RUB	31,593	USD	555	4/17/18	(3,053)
Citibank, NA	TWD	31,591	USD	1,080	3/08/18	2,361
Citibank, NA	ZAR	37,146	USD	2,880	3/14/18	(264,294)
Citibank, NA	BRL	20,856	USD	6,435	3/02/18	11,614
Citibank, NA	MXN	10,768	USD	555	3/14/18	(15,315)
Citibank, NA	SEK	8,792	USD	1,078	3/14/18	16,218
Citibank, NA	NOK	6,970	USD	834	3/14/18	(48,806)
Citibank, NA	ZAR	6,626	USD	541	5/15/18	(14,754)
Citibank, NA	SEK	6,554	USD	801	5/15/18	5,803
Citibank, NA	TRY	15,542	USD	3,853	3/14/18	(219,703)
Citibank, NA	ILS	3,854	USD	1,135	5/15/18	23,053
Citibank, NA	CHF	1,966	USD	2,016	3/14/18	(67,635)
Citibank, NA	EUR	711	USD	844	3/14/18	(24,198)
Citibank, NA	CAD	671	USD	533	5/15/18	8,865
Citibank, NA	GBP	391	USD	549	5/15/18	9,081
Citibank, NA	USD	562	CAD	689	5/15/18	(23,873)
Citibank, NA	EUR	913	TRY	4,232	3/14/18	(5,605)
Citibank, NA	USD	6,499	BRL	20,856	3/02/18	(76,135)
Citibank, NA	USD	1,691	EUR	1,378	3/14/18	(8,181)
Citibank, NA	TRY	2,165	EUR	444	5/15/18	(12,358)
Citibank, NA	USD	2,361	TRY	9,262	3/14/18	66,393
Citibank, NA	USD	1,706	NOK	13,768	3/14/18	37,902
Citibank, NA	USD	2,932	CNY	18,665	5/15/18	3,353
Citibank, NA	USD	2,585	BRL	8,418	4/03/18	(1,106)
Citibank, NA	NOK	9,233	EUR	947	3/14/18	(13,468)
Citibank, NA	SEK	9,233	EUR	934	3/14/18	25,786
Citibank, NA	USD	1,118	MXN	21,347	3/14/18	12,037
Citibank, NA	USD	2,735	JPY	296,870	5/15/18	61,602
Citibank, NA	HUF	295,736	EUR	950	5/15/18	10,724
Citibank, NA	USD	21,275	JPY	2,324,631	4/06/18	567,962
Citibank, NA	USD	1,168	COP	3,306,906	4/19/18	(15,874)
Credit Suisse International	JPY	3,913,139	USD	34,722	3/14/18	(1,982,373)
Credit Suisse International	CHF	1,426	USD	1,453	3/14/18	(58,245)
Credit Suisse International	BRL	1,304	USD	402	3/02/18	248
Credit Suisse International	BRL	1,304	USD	402	4/03/18	1,474
Credit Suisse International	EUR	538	TRY	2,516	4/04/18	(2,224)
Credit Suisse International	USD	590	CAD	739	3/14/18	(14,460)
Credit Suisse International	USD	403	BRL	1,304	3/02/18	(1,477)
Credit Suisse International	CHF	1,393	GBP	1,066	3/14/18	(8,433)
Credit Suisse International	EUR	1,435	SEK	14,182	3/07/18	(39,445)
Deutsche Bank AG	CAD	2,165	USD	1,682	3/14/18	(5,143)
Deutsche Bank AG	ILS	1,975	USD	559	3/14/18	(9,345)
Deutsche Bank AG	GBP	1,071	USD	1,427	3/14/18	(47,769)
Deutsche Bank AG	EUR	887	USD	1,091	5/15/18	2,943
Deutsche Bank AG	TRY	2,516	EUR	538	4/04/18	2,226

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	818	ILS	2,854	3/14/18	$3,110
Deutsche Bank AG	USD	1,700	ILS	5,784	3/14/18	(35,843)
Deutsche Bank AG	USD	927	CLP	557,061	4/19/18	8,552
Goldman Sachs Bank USA	JPY	63,498	USD	567	3/14/18	(28,239)
Goldman Sachs Bank USA	ILS	4,829	USD	1,420	5/15/18	26,289
Goldman Sachs Bank USA	TRY	4,300	USD	1,135	3/14/18	8,675
Goldman Sachs Bank USA	TRY	4,382	EUR	910	5/08/18	(14,294)
Goldman Sachs Bank USA	NOK	8,437	EUR	867	5/15/18	(6,964)
Goldman Sachs Bank USA	USD	2,784	MYR	11,149	7/12/18	47,675
JPMorgan Chase Bank, NA	CHF	554	USD	566	3/14/18	(21,563)
JPMorgan Chase Bank, NA	USD	1,605	TWD	46,919	3/08/18	(3,946)
JPMorgan Chase Bank, NA	USD	1,611	INR	103,173	3/12/18	(32,319)
Morgan Stanley Capital Services, Inc.	HKD	8,276	USD	1,062	3/14/18	3,979
Morgan Stanley Capital Services, Inc.	NOK	5,974	USD	761	5/15/18	2,420
Morgan Stanley Capital Services, Inc.	NOK	4,203	USD	539	3/14/18	6,499
Morgan Stanley Capital Services, Inc.	CAD	1,365	USD	1,079	5/15/18	13,922
Morgan Stanley Capital Services, Inc.	USD	1,184	NOK	9,269	5/15/18	(7,874)
Morgan Stanley Capital Services, Inc.	USD	1,978	CNY	12,609	6/19/18	1,114
Morgan Stanley Capital Services, Inc.	SEK	14,182	EUR	1,435	3/07/18	39,439
Morgan Stanley Capital Services, Inc.	MXN	20,422	CAD	1,372	5/29/18	2,584
Royal Bank of Scotland PLC	JPY	2,326,875	USD	21,395	6/15/18	(571,039)
Royal Bank of Scotland PLC	COP	1,770,638	USD	620	4/19/18	3,242
Royal Bank of Scotland PLC	COP	1,536,268	USD	532	4/19/18	(3,201)
Royal Bank of Scotland PLC	JPY	297,397	USD	2,768	5/15/18	(33,661)
Royal Bank of Scotland PLC	NOK	25,132	USD	3,126	3/14/18	(57,439)
Royal Bank of Scotland PLC	BRL	15,888	USD	4,880	4/03/18	2,386
Royal Bank of Scotland PLC	PLN	3,667	USD	1,088	3/14/18	16,758
Royal Bank of Scotland PLC	AUD	1,389	USD	1,100	5/15/18	20,631
Royal Bank of Scotland PLC	USD	1,720	EUR	1,368	5/15/18	(41,760)
Royal Bank of Scotland PLC	GBP	852	EUR	950	3/14/18	(13,164)
Royal Bank of Scotland PLC	USD	1,133	EUR	943	3/14/18	18,741
Royal Bank of Scotland PLC	EUR	1,436	ILS	5,947	3/14/18	(42,401)
Royal Bank of Scotland PLC	USD	818	TRY	3,197	3/14/18	19,579
Royal Bank of Scotland PLC	USD	1,617	PEN	5,259	4/19/18	(10,657)
Royal Bank of Scotland PLC	USD	1,993	ZAR	24,465	5/15/18	59,661
Royal Bank of Scotland PLC	USD	594	RUB	33,719	4/17/18	2,005
Royal Bank of Scotland PLC	USD	4,130	NOK	34,372	3/14/18	224,205
Standard Chartered Bank	JPY	125,460	USD	1,130	3/14/18	(46,488)
Standard Chartered Bank	MXN	10,579	USD	542	3/14/18	(18,041)
Standard Chartered Bank	ILS	3,891	USD	1,128	3/14/18	8,869
Standard Chartered Bank	SGD	2,851	USD	2,167	5/15/18	11,495
Standard Chartered Bank	BRL	4,459	USD	1,395	3/02/18	21,664
Standard Chartered Bank	CHF	2,191	USD	2,264	3/14/18	(58,069)
Standard Chartered Bank	TRY	2,161	USD	553	5/15/18	(3,084)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	GBP	1,202	USD	1,697	5/15/18	$37,003
Standard Chartered Bank	AUD	715	CHF	546	3/14/18	23,002
Standard Chartered Bank	EUR	1,370	JPY	184,669	5/15/18	59,171
Standard Chartered Bank	EUR	1,421	CHF	1,642	5/15/18	6,665
Standard Chartered Bank	USD	1,374	BRL	4,459	3/02/18	(846)
Standard Chartered Bank	USD	558	TRY	2,129	3/14/18	(336)
Standard Chartered Bank	USD	1,366	TRY	5,335	5/15/18	7,099
Standard Chartered Bank	USD	1,135	NOK	8,877	5/15/18	(8,092)
Standard Chartered Bank	CNY	14,630	EUR	1,850	3/14/18	(51,716)
Standard Chartered Bank	JPY	82,613	GBP	554	3/14/18	(11,829)
Standard Chartered Bank	USD	5,049	INR	326,003	3/12/18	(61,456)
Standard Chartered Bank	USD	2,820	KRW	3,005,938	4/26/18	(46,469)
State Street Bank & Trust Co.	JPY	99,552	USD	888	3/14/18	(45,554)
State Street Bank & Trust Co.	JPY	24,224	USD	228	6/19/18	(1,177)
State Street Bank & Trust Co.	SEK	18,845	USD	2,313	3/14/18	37,262
State Street Bank & Trust Co.	SEK	9,652	USD	1,152	3/14/18	(13,877)
State Street Bank & Trust Co.	DKK	4,350	USD	691	3/14/18	(21,823)
State Street Bank & Trust Co.	NOK	2,818	USD	338	3/14/18	(18,890)
State Street Bank & Trust Co.	NOK	2,602	USD	331	3/14/18	1,007
State Street Bank & Trust Co.	ILS	1,914	USD	558	5/15/18	5,713
State Street Bank & Trust Co.	JPY	1,200	USD	11	4/06/18	(553)
State Street Bank & Trust Co.	EUR	1,473	USD	1,764	3/14/18	(35,033)
State Street Bank & Trust Co.	EUR	938	USD	1,157	5/15/18	5,787
State Street Bank & Trust Co.	EUR	958	USD	1,180	6/19/18	1,675
State Street Bank & Trust Co.	CHF	827	USD	846	3/14/18	(30,230)
State Street Bank & Trust Co.	SGD	621	USD	460	3/14/18	(8,667)
State Street Bank & Trust Co.	NZD	262	USD	182	3/14/18	(6,241)
State Street Bank & Trust Co.	AUD	144	USD	109	3/14/18	(2,836)
State Street Bank & Trust Co.	USD	58	EUR	47	5/15/18	(241)
State Street Bank & Trust Co.	USD	862	ZAR	10,517	3/14/18	28,476
State Street Bank & Trust Co.	USD	25	TRY	97	3/14/18	888
State Street Bank & Trust Co.	USD	161	GBP	116	3/14/18	(1,359)
State Street Bank & Trust Co.	USD	381	EUR	310	3/14/18	(2,642)
State Street Bank & Trust Co.	USD	659	CHF	642	3/14/18	21,069
State Street Bank & Trust Co.	USD	536	AUD	682	3/14/18	(5,933)
State Street Bank & Trust Co.	EUR	966	GBP	856	3/14/18	(796)
State Street Bank & Trust Co.	USD	317	PLN	1,105	3/14/18	5,943
State Street Bank & Trust Co.	USD	5,570	EUR	4,700	3/14/18	169,034
State Street Bank & Trust Co.	USD	432	ZAR	5,051	5/15/18	(7,802)
State Street Bank & Trust Co.	USD	202	JPY	22,143	3/14/18	5,782
State Street Bank & Trust Co.	USD	3,306	SEK	27,706	3/14/18	39,834
UBS AG	EUR	5,903	USD	6,972	3/14/18	(235,550)

						$(4,313,581)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co., Inc.	2,748	USD	44.00	March 2018	USD	275	$65,847	$(43,968)
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co., Inc.	2,747	USD	47.50	March 2018	USD	275	65,813	(182,676)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	1,008	USD	241.00	March 2018	USD	101	154,182	(30,240)

								$285,842	$(256,884)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. MXN/Credit Suisse International	USD	22.000	08/2018	2,800,000	USD	2,800	$54,516	$(18,298)
Put
TRY vs. EUR/Deutsche Bank AG	TRY	4.900	04/2018	13,728,000	TRY	13,728	35,827	(8,118)
TRY vs. EUR/Goldman Sachs Bank USA	TRY	5.050	05/2018	8,838,000	TRY	8,838	21,383	(9,317)
TRY vs. USD/Goldman Sachs Bank USA	TRY	4.040	05/2018	8,811,000	TRY	8,811	22,909	(21,944)
SEK vs. EUR/Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	28,987,000	SEK	28,987	17,178	(13,236)
MXN vs. CAD/Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	42,395,000	MXN	42,395	17,697	(19,978)
MXN vs. CAD/Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	42,395,000	MXN	42,395	18,158	(19,978)

							$187,668	$(110,869)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	3.16%	3/13/18	USD	32,000	$28,800	$(6,712)
Call
OTC -1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.63	3/13/18	USD	32,000	45,600	(6,049)

							$74,400	$(12,761)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
AUD	15,000	7/09/25	6 Month BBSW	3.168%	Semi-Annual/Semi-Annual	$327,532
AUD	4,740	2/23/27	6 Month BBSW	3.040%	Semi-Annual/Semi-Annual	47,014
NZD	20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/Semi-Annual	428,280
AUD	9,490	2/27/27	6 Month BBSW	2.975%	Semi-Annual/Semi-Annual	93,791
NZD	10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/Semi-Annual	266,069

						$1,162,686

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.59%	USD	12,250	$1,012,617	$233,020	$779,597
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.36	USD	18,750	415,396	134,232	281,164

						$1,428,013	$367,252	$1,060,761

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value			Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.27%	USD	1,110		$(24,248)		$6,808	$(31,056)
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.27	USD	1,490		(32,550)		9,140	(41,690)
Sale Contracts
Deutsche Bank AG iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.27	USD	2,600		56,798		(17,485)	74,283

						$	– 0	–	$(1,537)	$1,537

*	Termination date

**	Notional amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $546,461 or 0.2% of net assets.
(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2018.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,021,798 and gross unrealized depreciation of investments was $(16,010,680), resulting in net unrealized appreciation of $11,011,118.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi

COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IRS	-	Interest Rate Swaption
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN 1

February 28, 2018 (unaudited)

57.6%	United States
22.0%	Japan
2.2%	China
1.8%	Canada
1.4%	United Kingdom
0.9%	France
0.8%	Germany
0.6%	Australia
0.6%	Switzerland
0.5%	Mexico
0.4%	Sweden
0.4%	Hong Kong
0.3%	Spain
2.3%	Other
8.2%	Short-Term

100.0%	Total Investments

1	All data are as of February 28, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Jordan, Luxembourg, Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Turkey and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$161,194,836		$	– 0	–	$161,194,836
Common Stocks:
Financials		4,888,289		8,382,326			– 0	–	13,270,615
Information Technology		6,859,783		1,636,783			– 0	–	8,496,566
Industrials		3,786,190		3,502,957			– 0	–	7,289,147
Consumer Discretionary		3,595,002		3,176,998			– 0	–	6,772,000
Health Care		3,672,999		2,939,193			– 0	–	6,612,192
Consumer Staples		3,661,612		2,917,540			– 0	–	6,579,152
Materials		2,876,629		2,726,879			– 0	–	5,603,508
Energy		2,034,180		2,695,343			– 0	–	4,729,523
Utilities		2,408,507		1,860,087			– 0	–	4,268,594
Real Estate		1,691,630		1,415,624			– 0	–	3,107,254
Telecommunication Services		724,281		1,014,750			– 0	–	1,739,031
Collateralized Mortgage Obligations		– 0	–	9,588,086			– 0	–	9,588,086
Preferred Stocks		3,979,474		– 0	–		– 0	–	3,979,474
Governments - Sovereign Bonds		– 0	–	1,183,979			– 0	–	1,183,979
Emerging Markets - Corporate Bonds		– 0	–	656,640			– 0	–	656,640
Options Purchased - Calls		– 0	–	356,378			– 0	–	356,378
Investment Companies		83,832		– 0	–		– 0	–	83,832
Options Purchased - Puts		– 0	–	83,542	(a)		– 0	–	83,542
Rights		– 0	–	– 0	–		30		30
Short-Term Investments		22,007,913		– 0	–		– 0	–	22,007,913
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,084,078		– 0	–		– 0	–	2,084,078

Total Investments in Securities		64,354,399		205,331,941			30		269,686,370
Other Financial Instruments (b):
Assets:
Futures		1,903,049		– 0	–		– 0	–	1,903,049
Forward Currency Exchange Contracts		– 0	–	3,069,322			– 0	–	3,069,322
Centrally Cleared Interest Rate Swaps		– 0	–	1,162,686			– 0	–	1,162,686
Centrally Cleared Credit Default Swaps		– 0	–	1,428,013			– 0	–	1,428,013
Credit Default Swaps		– 0	–	56,798			– 0	–	56,798
Liabilities:
Futures		(1,219,066)		(844,380)			– 0	–	(2,063,446)
Forward Currency Exchange Contracts		– 0	–	(7,382,903)			– 0	–	(7,382,903)
Put Options Written		– 0	–	(256,884)			– 0	–	(256,884)
Currency Options Written		– 0	–	(110,869)			– 0	–	(110,869)
Interest Rate Swaptions		– 0	–	(12,761)			– 0	–	(12,761)
Credit Default Swaps		– 0	–	(56,798)			– 0	–	(56,798)

Total (c)		$65,038,382		$202,384,165			$30		$267,422,577

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights		Total
Balance as of 11/30/17	$739		$739
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(46)		(46)
Change in unrealized appreciation/depreciation	(5)		(5)
Purchases	– 0	–	– 0	–
Sales	(658)		(658)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$30		$30

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(1)		$(1)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,373	$34,614	$19,979	$22,008	$	– 0	–
Government Money Market Portfolio*	1,332	4,805	4,053	2,084		5

Total	$8,705	$39,419	$24,032	$24,092		$5

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018